UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04304

Exact name of registrant as specified in charter:	Delaware Group® Government Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2013

Item 1. Reports to Stockholders

Semiannual report Delaware Core Plus Bond Fund January 31, 2013 Fixed income mutual fund

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Core Plus Bond Fund at delawareinvestments.com.

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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Core Plus Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Table of contents
Disclosure of Fund expenses	1
Security type/sector allocation	3
Statement of net assets	5
Statement of assets and liabilities	34
Statement of operations	36
Statements of changes in net assets	38
Financial highlights	40
Notes to financial statements	50
Other Fund information	67
About the organization	72

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2013, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from August 1, 2012 to January 31, 2013 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from August 1, 2012 to January 31, 2013.

Actual expenses
The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Core Plus Bond Fund
Expense analysis of an Investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	8/1/12	1/31/13	Expense Ratio	8/1/12 to 1/31/13*
Actual Fund return†
Class A	$1,000.00	$1,007.40	0.90%	$4.55
Class B	1,000.00	1,003.70	1.65%	8.33
Class C	1,000.00	1,003.60	1.65%	8.33
Class R	1,000.00	1,005.00	1.15%	5.81
Institutional Class	1,000.00	1,008.70	0.65%	3.29
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.67	0.90%	$4.58
Class B	1,000.00	1,016.89	1.65%	8.39
Class C	1,000.00	1,016.89	1.65%	8.39
Class R	1,000.00	1,019.41	1.15%	5.85
Institutional Class	1,000.00	1,021.93	0.65%	3.31

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns may differ significantly from fiscal year returns.

Security type/sector allocation
Delaware Core Plus Bond Fund	As of January 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Agency Collateralized Mortgage Obligations	2.69%
Agency Mortgage-Backed Securities	22.80%
Commercial Mortgage-Backed Securities	4.48%
Convertible Bonds	0.45%
Corporate Bonds	45.05%
Banking	5.59%
Basic Industry	4.08%
Brokerage	0.45%
Capital Goods	1.17%
Communications	6.29%
Consumer Cyclical	2.86%
Consumer Non-Cyclical	4.18%
Electric	4.38%
Energy	4.48%
Finance Companies	2.01%
Insurance	2.20%
Natural Gas	3.28%
Real Estate	1.80%
Technology	1.57%
Transportation	0.71%
Non-Agency Asset-Backed Securities	2.67%
Non-Agency Collateralized Mortgage Obligations	0.17%
Regional Bonds	1.68%
Senior Secured Loans	6.96%
Sovereign Bonds	2.47%
Supranational Banks	0.16%
U.S. Treasury Obligations	5.56%
Convertible Preferred Stock	0.14%
Preferred Stock	0.98%
Short-Term Investments	22.04%

Security type/sector allocation
Delaware Core Plus Bond Fund

Security type/sector	Percentage of net assets
Securities Lending Collateral	0.01%
Total Value of Securities	118.31%
Obligation to Return Securities Lending Collateral	(0.01%)
Other Liabilities Net of Receivables and Other Assets	(18.30%)
Total Net Assets	100.00%

Statement of net assets
Delaware Core Plus Bond Fund	January 31, 2013 (Unaudited)

		Principal amount°		Value (U.S. $)
Agency Collateralized Mortgage Obligations – 2.69%
	Fannie Mae Grantor Trust
	Series 2002-T1 A2 7.00% 11/25/31	USD	62,651	$73,919
	Fannie Mae Interest Strip
	Series 35-2 12.00% 7/1/18		25,695	29,127
	Fannie Mae REMICs
	Series 1988-15 A 9.00% 6/25/18		484	554
	Series 1996-46 ZA 7.50% 11/25/26		75,126	87,360
	Series 2002-83 GH 5.00% 12/25/17		296,835	316,662
	Series 2011-80 CB 4.00% 8/25/26		1,953,713	2,145,106
	•Series 2012-124 SD 5.946% 11/25/42		328,329	101,854
•	Fannie Mae Whole Loan
	Series 2002-W1 2A 9.928% 2/25/42		76,163	87,903
	Freddie Mac REMICs
	Series 2557 WE 5.00% 1/15/18		246,152	262,712
	Series 3131 MC 5.50% 4/15/33		117,761	119,893
	Series 3173 PE 6.00% 4/15/35		235,207	244,237
	Series 3656 PM 5.00% 4/15/40		235,000	262,446
	•Series 4148 SA 5.894% 12/15/42		384,421	110,004
t	Freddie Mac Structured Pass Through Securities
	Series T-42 A5 7.50% 2/25/42		29,206	34,875
#•	FREMF Mortgage Trust
	Series 2012-K21 B 144A 3.938% 7/25/45		105,000	104,862
	GNMA
	Series 2010-42 PC 5.00% 7/20/39		545,000	652,239
	Series 2010-113 KE 4.50% 9/20/40		245,000	277,935
	NCUA Guaranteed Notes
	Series 2010-C1 A2 2.90% 10/29/20		80,000	85,345
Total Agency Collateralized Mortgage Obligations
	(cost $4,766,318)			4,997,033

Agency Mortgage-Backed Securities – 22.80%
	Fannie Mae
	2.27% 1/1/23		215,000	213,920
	10.50% 6/1/30		10,759	11,061
•	Fannie Mae ARM
	2.811% 11/1/35		55,818	59,443
	5.204% 8/1/35		30,494	32,841
	6.435% 7/1/36		103,407	109,979

Statement of net assets
Delaware Core Plus Bond Fund

	Principal amount°		Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 15 yr
2.50% 12/1/27	USD	383,817	$397,850
3.00% 11/1/27		114,445	120,961
3.50% 7/1/26 to 10/1/26		1,045,245	970,575
4.00% 11/1/25		279,153	302,881
5.00% 5/1/21		89,816	97,184
8.00% 10/1/16		37,157	39,660
Fannie Mae S.F. 15 yr TBA
2.50% 2/1/28		6,176,000	6,394,090
3.00% 2/1/28		5,456,000	5,727,948
Fannie Mae S.F. 20 yr
5.50% 8/1/28 to 12/1/29		282,888	307,323
Fannie Mae S.F. 30 yr
4.00% 1/1/41 to 1/1/43		1,214,412	1,294,914
4.50% 8/1/41		86,393	93,165
6.00% 3/1/37 to 2/1/41		1,186,458	1,301,781
8.00% 2/1/30		20,540	21,242
10.00% 7/1/20 to 2/1/25		107,918	125,537
Fannie Mae S.F. 30 yr TBA
3.00% 2/1/43		6,099,000	6,298,170
3.50% 2/1/43		11,552,000	12,166,682
4.50% 2/1/43		1,125,000	1,207,266
Freddie Mac 4.00% 10/1/40		153,024	162,393
Freddie Mac ARM
•2.765% 7/1/36		40,068	42,795
•5.813% 10/1/36		84,593	91,570
Freddie Mac S.F. 15 yr
5.00% 6/1/18 to 1/1/24		79,347	84,837
5.50% 8/1/23		53,698	57,823
Freddie Mac S.F. 30 yr
4.50% 1/1/41		255,165	265,912
5.50% 12/1/38 to 7/1/40		2,091,398	2,266,356
6.00% 8/1/38 to 5/1/40		1,603,965	1,760,936
8.00% 5/1/31		86,776	105,968
10.00% 1/1/19		8,363	9,797
11.50% 6/1/15 to 3/1/16		12,964	14,054
GNMA I GPM 12.25% 3/15/14		2,399	2,412
GNMA I S.F. 15 yr 6.50% 7/15/14		18,501	19,285

		Principal amount°		Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
	GNMA I S.F. 30 yr
	7.50% 1/15/32	USD	10,918	$13,297
	8.00% 5/15/30		13,016	13,408
	9.50% 10/15/19 to 3/15/23		28,273	31,047
	10.00% 9/15/18		9,026	7,328
	11.00% 8/15/15		4,438	4,498
	11.50% 7/15/15		145	145
	12.00% 4/15/14 to 6/15/15		30,917	31,267
	12.50% 11/15/13 to 1/15/16		15,613	15,897
	GNMA II GPM 10.75% 3/20/16		3,575	3,593
	GNMA II S.F. 30 yr
	7.50% 9/20/30		16,707	20,324
	8.00% 6/20/30		9,309	11,453
	10.00% 11/20/15 to 6/20/21		23,537	27,659
	10.50% 3/20/16 to 2/20/21		36,162	37,573
	11.00% 5/20/15 to 7/20/19		745	748
	12.00% 3/20/14 to 5/20/15		695	706
	12.50% 10/20/13 to 7/20/15		4,084	4,127
Total Agency Mortgage-Backed Securities
	(cost $42,533,151)			42,401,681

Commercial Mortgage-Backed Securities – 4.48%
	Bank of America Merrill Lynch Commercial
	Mortgage Securities
	•Series 2005-6 A4 5.189% 9/10/47		40,000	44,313
	•Series 2006-2 A4 5.732% 5/10/45		115,000	130,726
	Series 2006-4 A4 5.634% 7/10/46		200,000	226,940
•	Bear Stearns Commercial Mortgage Securities
	Series 2005-T20 A4A 5.149% 10/12/42		60,000	66,160
	Series 2006-PW12 A4 5.712% 9/11/38		55,000	62,464
	Citigroup Commercial Mortgage Trust
	Series 2012-GC8 3.024% 9/10/45		180,000	185,408
•t	Commercial Mortgage Pass Through Certificates
	Series 2005-C6 A5A 5.116% 6/10/44		225,000	245,955
•	Credit Suisse Mortgage Capital Certificates
	Series 2006-C1 AAB 5.409% 2/15/39		63,885	66,400
#	DBUBS Mortgage Trust 144A
	Series 2011-LC1A A3 5.002% 11/10/46		850,000	1,001,417
	Series 2011-LC1A C 5.557% 11/10/46		100,000	116,220

Statement of net assets
Delaware Core Plus Bond Fund

		Principal amount°		Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
	Goldman Sachs Mortgage Securities II
	• Series 2004-GG2 A6 5.396% 8/10/38	USD	420,000	$441,700
	Series 2005-GG4 A4A 4.751% 7/10/39		450,000	483,020
	• Series 2006-GG6 A4 5.553% 4/10/38		435,000	486,442
	# Series 2010-C1 A2 144A 4.592% 8/10/43		145,000	167,812
	#• Series 2010-C1 C 144A 5.635% 8/10/43		150,000	172,748
	# Series 2012-ALOHA 144A 4.049% 4/10/34		100,000	108,103
•	Greenwich Capital Commercial Funding
	Series 2005-GG5 A5 5.224% 4/10/37		340,000	373,952
	JP Morgan Chase Commercial Mortgage Securities
	• Series 2005-LDP3 A4A 4.936% 8/15/42		235,000	255,673
	• Series 2005-LDP4 A4 4.918% 10/15/42		125,000	134,769
	• Series 2005-LDP5 A4 5.20% 12/15/44		280,000	309,455
	Series 2011-C5 A3 4.171% 8/15/46		290,000	328,142
	Lehman Brothers-UBS Commercial Mortgage
	Trust Series 2004-C1 A4 4.568% 1/15/31		120,000	124,035
	Merrill Lynch Mortgage Trust
	Series 2005-CIP1 A2 4.96% 7/12/38		61,842	62,911
	• Series 2005-CKI1 A6 5.273% 11/12/37		300,000	330,378
	Morgan Stanley Capital I
	Series 2005-HQ6 A4A 4.989% 8/13/42		592,000	641,997
	• Series 2007-T27 A4 5.652% 6/11/42		510,000	595,263
#	OBP Depositor Trust
	Series 2010-OBP A 144A 4.646% 7/15/45		120,000	138,827
#	TimberStar Trust
	Series 2006-1A A 144A 5.668% 10/15/36		185,000	211,586
#	VNO Mortgage Trust
	Series 2012-6AVE 144A 2.996% 11/15/30		350,000	355,172
	WF-RBS Commercial Mortgage Trust
	Series 2012-C9 A3 2.87% 11/15/45		220,000	223,332
	Series 2012-C9 B 3.84% 11/15/45		50,000	52,002
	Series 2013-C11 A5 3.071% 3/15/45		115,000	118,288
	Series 2013-C11 AS 3.311% 3/15/45		70,000	72,209
Total Commercial Mortgage-Backed Securities
	(cost $7,669,338)			8,333,819

		Principal amount°		Value (U.S. $)
Convertible Bonds – 0.45%
#	Alaska Communications Systems Group 144A
	6.25% exercise price $10.28,
	expiration date 4/27/18	USD	24,000	$16,035
	Alere 3.00% exercise price $43.98,
	expiration date 5/15/16		25,000	23,859
	Ares Capital 5.75% exercise price $19.13,
	expiration date 2/1/16		26,000	28,113
*Φ	ArvinMeritor 4.00% exercise price $26.73,
	expiration date 2/12/27		50,000	38,781
*	Chesapeake Energy 2.50% exercise price $51.14,
	expiration date 5/15/37		1,000	978
#	Ciena 144A 3.75% exercise price $20.17,
	expiration date 10/15/18 3.75%		31,000	34,991
	Dendreon 2.875% exercise price $51.24,
	expiration date 1/13/16		33,000	27,473
#	Gaylord Entertainment 144A 3.75%
	exercise price $22.50,
	expiration date 9/29/14		12,000	21,758
Φ	Hologic 2.00% exercise price $31.17
	expiration date 2/27/42		20,000	21,625
	Intel 3.25% exercise price $22.20
	expiration date 8/1/39		30,000	36,131
#	Lexington Realty Trust 144A 6.00%
	exercise price $6.93,
	expiration date 1/11/30		12,000	19,620
	Linear Technology 3.00% exercise price $42.07,
	expiration date 4/30/27		225,000	240,046
	MGM Resorts International 4.25%
	exercise price $18.58,
	expiration date 4/10/15		40,000	43,450
	Nuance Communications 2.75%
	exercise price $32.30
	expiration date 11/1/31		16,000	17,930
	NuVasive 2.75% exercise price $42.13,
	expiration date 6/30/17		57,000	53,437
#	Opko Health 144A 3.00% exercise price $7.07
	expiration date 1/28/33		8,000	8,440
	PHH 4.00% exercise price $25.80,
	expiration date 8/27/14		29,000	32,208

Statement of net assets
Delaware Core Plus Bond Fund

		Principal amount°		Value (U.S. $)
Convertible Bonds (continued)
	SanDisk 1.50% exercise price $52.37,
	expiration date 8/11/17	USD	38,000	$47,523
	SBA Communications 4.00%
	exercise price $30.38,
	expiration date 9/29/14		8,000	18,570
	Steel Dynamics 5.125% exercise price $17.29,
	expiration date 6/15/14		9,000	10,136
#	TIBCO Software 144A 2.25% exercise price $50.57,
	expiration date 4/30/32		31,000	30,303
#	Titan Machinery 144A 3.75% exercise price $43.17,
	expiration date 4/30/19		26,000	26,504
	Verisign 3.25% exercise price $34.37,
	expiration date 8/15/37		26,000	36,238
Total Convertible Bonds (cost $807,935)				834,149

Corporate Bonds – 45.05%
Banking – 5.59%
	Abbey National Treasury Services
	4.00% 4/27/16		120,000	127,738
#	Banco BTG Pactual 144A 4.00% 1/16/20		245,000	237,038
	Banco do Brasil 3.875% 10/10/22		200,000	198,500
#	Banco Santander Mexico 144A 4.125% 11/9/22		300,000	303,750
	BanColombia 5.125% 9/11/22		180,000	187,200
#	Bank Nederlandse Gemeenten 144A
	1.375% 9/27/17		216,000	216,783
	2.50% 1/23/23		452,000	447,032
	Bank of America
	2.00% 1/11/18		420,000	417,317
	3.875% 3/22/17		165,000	176,953
*	Barclays Bank 7.625% 11/21/22		600,000	593,250
	BB&T 5.25% 11/1/19		627,000	722,920
•	Branch Banking & Trust 0.63% 9/13/16		280,000	277,867
	BVA U.S. Senior 4.664% 10/9/15		200,000	206,539
#	Caixa Economica Federal 144A 2.375% 11/6/17		450,000	442,125
	City National 5.25% 9/15/20		160,000	175,646
•	Fifth Third Capital Trust IV 6.50% 4/15/37		510,000	511,275
	Goldman Sachs Group
	2.375% 1/22/18		310,000	311,127
	3.625% 1/22/23		90,000	90,036

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
#	HSBC Bank 144A 4.75% 1/19/21	USD	425,000	$486,013
	JPMorgan Chase
	2.92% 9/19/17	CAD	170,000	171,072
	3.20% 1/25/23	USD	20,000	19,915
	JPMorgan Chase Bank 6.00% 10/1/17		250,000	294,882
	KeyBank 5.45% 3/3/16		500,000	560,161
	PNC Bank 6.875% 4/1/18		250,000	311,676
	PNC Funding 5.125% 2/8/20		210,000	247,007
#	Sberbank of Russia Via SB Capital 144A
	6.125% 2/7/22		200,000	228,758
#	Standard Chartered 144A 3.95% 1/11/23		290,000	286,240
	SVB Financial Group 5.375% 9/15/20		150,000	168,698
#	Turkiye Halk Bankasi 144A 3.875% 2/5/20		200,000	196,944
	U.S. Bank North America 4.95% 10/30/14		250,000	268,142
•	USB Capital IX 3.50% 10/29/49		705,000	648,600
#•	USB Realty 144A 1.451% 12/22/49		100,000	87,500
	Wachovia
	•0.674% 10/15/16		95,000	93,746
	5.25% 8/1/14		105,000	111,845
	Wachovia Bank 5.60% 3/15/16		265,000	298,945
	Zions Bancorp
	4.50% 3/27/17		160,000	168,064
	7.75% 9/23/14		95,000	104,095
				10,395,399
Basic Industry – 4.08%
	Alcoa 6.75% 7/15/18		325,000	371,967
#	Anglo American Capital 144A 2.625% 9/27/17		735,000	745,877
	ArcelorMittal 10.35% 6/1/19		425,000	534,354
	Barrick Gold 3.85% 4/1/22		215,000	221,354
	Cabot
	2.55% 1/15/18		240,000	245,762
	3.70% 7/15/22		130,000	130,927
	CF Industries
	6.875% 5/1/18		210,000	256,144
	7.125% 5/1/20		275,000	344,841
	Dow Chemical 8.55% 5/15/19		479,000	646,805
	Ecolab 1.45% 12/8/17		135,000	134,141
	Georgia-Pacific 8.00% 1/15/24		695,000	971,123

Statement of net assets
Delaware Core Plus Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
	International Paper
	6.00% 11/15/41	USD	230,000	$265,404
	9.375% 5/15/19		55,000	75,161
	LyondellBasell Industries 5.75% 4/15/24		610,000	709,125
#	Mexichem SAB de CV 144A 4.875% 9/19/22		200,000	211,250
#	Samarco Mineracao 144A 4.125% 11/1/22		238,000	237,881
	Southern Copper 5.25% 11/8/42		270,000	264,816
#	Taminco Global Chemical 144A 9.75% 3/31/20		940,000	1,038,700
	Teck Resources 3.75% 2/1/23		190,000	190,944
				7,596,576
Brokerage – 0.45%
	Jefferies Group
	*5.125% 1/20/23		285,000	292,897
	6.45% 6/8/27		60,000	65,400
	6.50% 1/20/43		50,000	51,071
	Lazard Group 6.85% 6/15/17		366,000	420,005
				829,373
Capital Goods – 1.17%
#	ADT 144A 4.125% 6/15/23		150,000	152,471
	Ball 5.75% 5/15/21		495,000	533,362
#	Cemex Finance 144A 9.375% 10/12/22		200,000	227,000
#	Cemex SAB de CV 144A
	•5.311% 9/30/15		205,000	208,331
	9.50% 6/15/18		200,000	225,750
#	Hutchison Whampoa International 12 II 144A
	2.00% 11/8/17		200,000	199,040
	Precision Castparts 2.50% 1/15/23		45,000	43,987
#	URS 144A 5.00% 4/1/22		125,000	130,382
#	Votorantim Cimentos 144A 7.25% 4/5/41		400,000	460,000
				2,180,323
Communications – 6.29%
	America Movil SAB 3.125% 7/16/22		390,000	388,445
	American Tower 5.90% 11/1/21		520,000	613,231
	AT&T 2.625% 12/1/22		255,000	247,125
#	Brasil Telecom 144A 5.75% 2/10/22		465,000	489,413
#	CC Holdings GS V 144A 3.849% 4/15/23		445,000	444,596
	CenturyLink 5.80% 3/15/22		365,000	382,599

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
#	Clearwire Communications 144A
	12.00% 12/1/15	USD	220,000	$238,838
	Comcast 4.25% 1/15/33		265,000	259,097
	Cricket Communications 7.75% 10/15/20		150,000	156,375
#	Crown Castle Towers 144A 4.883% 8/15/20		885,000	1,006,123
#	Deutsche Telekom International Finance 144A
	2.25% 3/6/17		150,000	153,619
	3.125% 4/11/16		355,000	373,667
#	Digicel Group 144A 8.25% 9/30/20		200,000	224,000
	DIRECTV Holdings
	3.80% 3/15/22		190,000	192,039
	5.15% 3/15/42		110,000	106,153
	Intelsat Bermuda 11.25% 2/4/17		525,000	557,155
	Interpublic Group
	2.25% 11/15/17		120,000	119,099
	3.75% 2/15/23		180,000	176,423
	4.00% 3/15/22		665,000	674,115
#	Myriad International Holding 144A
	6.375% 7/28/17		200,000	225,000
#	Nara Cable Funding 144A 8.875% 12/1/18		500,000	512,500
#	Qtel International Finance 144A
	3.25% 2/21/23		200,000	197,500
	4.50% 1/31/43		200,000	197,300
	Qwest 6.75% 12/1/21		185,000	215,019
	Sprint Nextel
	6.00% 12/1/16		110,000	119,075
	8.375% 8/15/17		130,000	150,963
	Telecom Italia Capital 5.25% 10/1/15		120,000	128,692
#	Telefonica Chile 144A 3.875% 10/12/22		400,000	401,662
	Telefonica Emisiones
	5.462% 2/16/21		35,000	37,985
	6.421% 6/20/16		190,000	211,415
	Time Warner Cable 8.25% 4/1/19		385,000	509,599
#	UPCB Finance III 144A 6.625% 7/1/20		250,000	268,125
#	Vimpel Communications Via VIP Finance Ireland
	144A 7.748% 2/2/21		200,000	229,500
#	VimpelCom Holdings 144A 7.504% 3/1/22		200,000	228,500
	Virgin Media Secured Finance 6.50% 1/15/18		500,000	537,499

Statement of net assets
Delaware Core Plus Bond Fund

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
# Vivendi 144A
3.45% 1/12/18	USD	455,000	$470,943
6.625% 4/4/18		212,000	247,544
			11,690,933
Consumer Cyclical – 2.86%
Amazon.com 2.50% 11/29/22		390,000	375,128
CVS Caremark 2.75% 12/1/22		380,000	374,829
# Daimler Finance North America 144A
2.25% 7/31/19		250,000	249,745
Darden Restaurants 3.35% 11/1/22		345,000	328,108
Dollar General 4.125% 7/15/17		50,000	53,000
eBay 4.00% 7/15/42		470,000	437,730
Ford Motor Credit
3.984% 6/15/16		200,000	212,236
5.00% 5/15/18		200,000	219,759
12.00% 5/15/15		200,000	245,500
Historic TW 6.875% 6/15/18		540,000	672,339
Host Hotels & Resorts
4.75% 3/1/23		175,000	184,188
5.25% 3/15/22		180,000	197,100
5.875% 6/15/19		75,000	81,844
# Hyundai Capital America 144A 2.125% 10/2/17		200,000	200,333
Macy’s Retail Holdings 5.90% 12/1/16		151,000	176,452
MGM Resorts International 11.375% 3/1/18		125,000	156,250
Toyota Motor Credit 2.625% 1/10/23		240,000	237,818
Walgreen 3.10% 9/15/22		365,000	364,089
Western Union
2.875% 12/10/17		130,000	129,635
3.65% 8/22/18		95,000	97,463
Wyndham Worldwide
4.25% 3/1/22		100,000	103,651
5.625% 3/1/21		90,000	99,936
5.75% 2/1/18		105,000	119,502
			5,316,635
Consumer Non-Cyclical – 4.18%
Amgen
3.875% 11/15/21		110,000	119,611
5.375% 5/15/43		115,000	131,845

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
#	Anadolu Efes Biracilik Ve Malt Sanayii 144A
	3.375% 11/1/22	USD	200,000	$192,750
	Anheuser-Busch InBev Finance 2.625% 1/17/23		340,000	336,027
	Boston Scientific 6.00% 1/15/20		145,000	168,045
#	BRF-Brasil Foods 144A 5.875% 6/6/22		255,000	282,413
	CareFusion 6.375% 8/1/19		475,000	564,358
	Celgene
	2.45% 10/15/15		250,000	259,578
	3.95% 10/15/20		120,000	128,801
	Conagra Foods 3.20% 1/25/23		275,000	275,919
	Del Monte 7.625% 2/15/19		90,000	94,275
	Energizer Holdings 4.70% 5/24/22		385,000	408,200
	Express Scripts Holding 2.65% 2/15/17		25,000	25,934
#	Heineken 144A
	2.75% 4/1/23		125,000	120,787
	3.40% 4/1/22		275,000	282,631
#	JBS USA Finance 144A 8.25% 2/1/20		500,000	540,000
#	Korea Expressway 144A 1.875% 10/22/17		200,000	199,271
	Kraft Foods Group 5.00% 6/4/42		280,000	305,120
	Laboratory Corporation of America Holdings
	2.20% 8/23/17		190,000	192,497
#	Mylan 144A 6.00% 11/15/18		245,000	267,581
	Newell Rubbermaid 2.05% 12/1/17		120,000	120,235
#	Pernod-Ricard 144A
	4.25% 7/15/22		150,000	161,354
	5.75% 4/7/21		360,000	422,146
	Quest Diagnostics 4.70% 4/1/21		295,000	321,883
	Reynolds American 4.75% 11/1/42		140,000	137,387
*	Safeway 4.75% 12/1/21		535,000	544,228
	Teva Pharmaceutical Finance 2.95% 12/18/22		120,000	119,082
#	Woolworths 144A
	3.15% 4/12/16		115,000	120,408
	4.55% 4/12/21		50,000	55,090
	Yale University 2.90% 10/15/14		250,000	260,466
	Zimmer Holdings 4.625% 11/30/19		240,000	269,828
#	Zoetis 144A 3.25% 2/1/23		345,000	343,249
				7,770,999

Statement of net assets
Delaware Core Plus Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Electric – 4.38%
	Ameren Illinois 9.75% 11/15/18	USD	769,000	$1,057,820
#	American Transmission Systems 144A
	5.25% 1/15/22		225,000	255,751
#	APT Pipelines 144A 3.875% 10/11/22		145,000	141,727
	CenterPoint Energy 5.95% 2/1/17		165,000	190,299
	CMS Energy
	4.25% 9/30/15		95,000	101,578
	6.25% 2/1/20		190,000	225,224
	ComEd Financing III 6.35% 3/15/33		190,000	199,500
	Connecticut Light & Power 2.50% 1/15/23		155,000	153,514
#•	Electricite de France 144A 5.25% 12/29/49		325,000	318,650
	Great Plains Energy 5.292% 6/15/22		345,000	385,213
•	Integrys Energy Group 6.11% 12/1/66		295,000	313,704
	Jersey Central Power & Light 5.625% 5/1/16		75,000	85,308
	LG&E & KU Energy
	3.75% 11/15/20		115,000	120,451
	4.375% 10/1/21		380,000	413,210
#	Narragansett Electric 144A 4.17% 12/10/42		135,000	132,303
•	NextEra Energy Capital Holdings 6.35% 10/1/66		385,000	412,286
#	Niagara Mohawk Power 144A
	2.721% 11/28/22		170,000	165,990
	Pennsylvania Electric 5.20% 4/1/20		175,000	198,896
	PPL Capital Funding
	4.20% 6/15/22		75,000	79,403
	•6.70% 3/30/67		335,000	357,098
	Public Service Company of Oklahoma
	5.15% 12/1/19		550,000	631,690
	Public Service Electric & Gas 3.50% 8/15/20		125,000	136,579
	Puget Energy 6.00% 9/1/21		65,000	73,123
•	Puget Sound Energy 6.974% 6/1/67		525,000	557,501
	SCANA 4.125% 2/1/22		815,000	846,972
•	Wisconsin Energy 6.25% 5/15/67		535,000	582,361
				8,136,151
Energy – 4.48%
	Chevron 2.355% 12/5/22		180,000	176,807
	Ecopetrol 7.625% 7/23/19		400,000	512,000
#	ENI 144A 4.15% 10/1/20		140,000	143,465
#	Gazprom Neft 144A 4.375% 9/19/22		400,000	403,600

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
#	Gazprom OAO Via Gaz Capital 144A
	3.85% 2/6/20	USD	200,000	$200,134
	Lukoil International Finance 6.125% 11/9/20		335,000	384,413
	Murphy Oil
	2.50% 12/1/17		95,000	95,485
	3.70% 12/1/22		195,000	189,969
	Newfield Exploration 5.625% 7/1/24		135,000	145,463
	Occidental Petroleum 2.70% 2/15/23		60,000	59,947
	Pemex Project Funding Master Trust
	6.625% 6/15/35		90,000	109,125
	Petrobras International Finance
	3.875% 1/27/16		215,000	226,247
	5.375% 1/27/21		300,000	330,185
	Petrohawk Energy 7.25% 8/15/18		340,000	383,401
	Petroleos de Venezuela 9.00% 11/17/21		514,000	490,870
	Petroleos Mexicanos
	#144A 3.50% 1/30/23		60,000	58,950
	5.50% 6/27/44		290,000	298,700
	Pride International 6.875% 8/15/20		475,000	593,838
#	PTT 144A 3.375% 10/25/22		200,000	196,587
	Range Resources 8.00% 5/15/19		220,000	245,300
	SandRidge Energy 8.75% 1/15/20		235,000	256,150
#	Sinopec Group Overseas Development 144A
	2.75% 5/17/17		285,000	296,081
	Statoil 2.45% 1/17/23		150,000	146,226
	Talisman Energy 5.50% 5/15/42		485,000	527,640
	Total Capital Canada 2.75% 7/15/23		285,000	285,513
	Transocean
	3.80% 10/15/22		365,000	362,343
	5.05% 12/15/16		175,000	195,570
	Weatherford International
	4.50% 4/15/22		405,000	415,496
	9.625% 3/1/19		150,000	195,770
#	Woodside Finance 144A
	8.125% 3/1/14		280,000	300,733
	8.75% 3/1/19		85,000	112,294
				8,338,302

Statement of net assets
Delaware Core Plus Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Finance Companies – 2.01%
	#CDP Financial 144A
	4.40% 11/25/19	USD	280,000	$320,883
	5.60% 11/25/39		250,000	301,899
	General Electric Capital
	2.10% 12/11/19		65,000	65,343
	3.10% 1/9/23		95,000	94,036
	#144A 3.80% 6/18/19		250,000	266,939
	5.55% 5/4/20		190,000	224,185
	6.00% 8/7/19		640,000	775,133
	•6.25% 12/15/49		300,000	328,894
	•7.125% 12/15/49		200,000	230,270
#•	ILFC E-Capital Trust II 144A 6.25% 12/21/65		210,000	184,275
	International Lease Finance
	5.875% 4/1/19		85,000	92,303
	6.25% 5/15/19		88,000	97,680
	8.75% 3/15/17		100,000	118,250
#	IPIC GMTN 144A 5.50% 3/1/22		200,000	233,000
*	PHH 9.25% 3/1/16		145,000	170,738
#	Temasek Financial I 144A 2.375% 1/23/23		250,000	240,904
				3,744,732
Insurance – 2.20%
	American International Group 8.25% 8/15/18		245,000	318,751
•	Chubb 6.375% 3/29/67		680,000	742,900
#	Highmark 144A
	4.75% 5/15/21		200,000	198,770
	6.125% 5/15/41		30,000	28,331
*•	ING Groep 5.775% 12/29/49		85,000	81,600
#	ING US 144A 5.50% 7/15/22		250,000	273,281
#	Liberty Mutual Group 144A
	4.95% 5/1/22		215,000	233,926
	6.50% 5/1/42		190,000	213,282
	MetLife 6.817% 8/15/18		220,000	274,712
#	Metropolitan Life Global Funding I 144A
	3.00% 1/10/23		200,000	198,976
	3.875% 4/11/22		475,000	509,709

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Insurance (continued)
	Prudential Financial
	3.875% 1/14/15	USD	65,000	$68,720
	4.50% 11/15/20		50,000	55,386
	•5.625% 6/15/43		95,000	98,444
	•5.875% 9/15/42		245,000	257,863
	6.00% 12/1/17		120,000	142,644
#=‡t	Twin Reefs Pass Through Trust 144A
	0.00% 12/29/49		200,000	0
	WellPoint 3.30% 1/15/23		395,000	396,263
				4,093,558
	Natural Gas – 3.28%
	AmeriGas Finance 7.00% 5/20/22		650,000	714,999
#	CNOOC Finance 2012 144A 3.875% 5/2/22		280,000	292,496
	El Paso Pipeline Partners Operating
	6.50% 4/1/20		505,000	612,070
•	Enbridge Energy Partners 8.05% 10/1/37		265,000	301,071
	Energy Transfer Partners
	3.60% 2/1/23		215,000	213,037
	9.70% 3/15/19		127,000	171,752
	Enterprise Products Operating
	•8.375% 1/15/68		450,000	515,796
	9.75% 1/31/14		130,000	141,236
#	GDF Suez 144A 2.875% 10/10/22		210,000	208,327
	Kinder Morgan Energy Partners 9.00% 2/1/19		415,000	551,989
	NiSource Finance
	5.25% 2/15/43		145,000	153,131
	5.80% 2/1/42		150,000	166,191
#	Pertamina Persero 144A 4.875% 5/3/22		350,000	377,125
	Plains All American Pipeline 8.75% 5/1/19		195,000	263,415
	Sempra Energy 2.875% 10/1/22		210,000	206,768
	Sunoco Logistics Partners Operations
	3.45% 1/15/23		125,000	123,648
	TransCanada Pipelines
	3.80% 10/1/20		100,000	110,917
	•6.35% 5/15/67		310,000	330,755
	Williams Partners 7.25% 2/1/17		535,000	645,434
				6,100,157

Statement of net assets
Delaware Core Plus Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Real Estate – 1.80%
	Alexandria Real Estate Equities 4.60% 4/1/22	USD	510,000	$546,151
	Brandywine Operating Partnership
	4.95% 4/15/18		140,000	154,901
	BRE Properties 3.375% 1/15/23		210,000	206,077
	DDR
	4.625% 7/15/22		80,000	86,307
	7.875% 9/1/20		90,000	114,545
	9.625% 3/15/16		150,000	183,923
	Developers Diversified Realty 4.75% 4/15/18		80,000	88,562
	Digital Realty Trust
	5.25% 3/15/21		450,000	499,805
	5.875% 2/1/20		95,000	108,501
	Mack-Cali Realty 4.50% 4/18/22		200,000	211,744
	National Retail Properties 3.80% 10/15/22		90,000	90,994
	Regency Centers
	4.80% 4/15/21		55,000	60,217
	5.875% 6/15/17		95,000	109,196
	UDR 4.625% 1/10/22		455,000	499,829
#	WEA Finance 144A
	3.375% 10/3/22		145,000	146,368
	4.625% 5/10/21		210,000	232,519
				3,339,639
Technology – 1.57%
	Baidu 3.50% 11/28/22		400,000	391,111
	GXS Worldwide 9.75% 6/15/15		240,000	251,100
	Intel 2.70% 12/15/22		215,000	210,244
	Microsoft 2.125% 11/15/22		195,000	189,018
	National Semiconductor 6.60% 6/15/17		255,000	312,273
	NetApp
	2.00% 12/15/17		125,000	124,786
	3.25% 12/15/22		155,000	151,155
	Oracle 5.75% 4/15/18		20,000	24,246
#	Samsung Electronics America 144A
	1.75% 4/10/17		200,000	201,879
#	Seagate Technology International 144A
	10.00% 5/1/14		146,000	156,950

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Technology (continued)
	Symantec 4.20% 9/15/20	USD	125,000	$131,054
#	Tencent Holdings 144A 3.375% 3/5/18		200,000	205,509
	Xerox 6.35% 5/15/18		490,000	567,551
				2,916,876
Transportation – 0.71%
#	Brambles USA 144A
	3.95% 4/1/15		125,000	130,147
	5.35% 4/1/20		205,000	225,678
#	ERAC USA Finance 144A
	3.30% 10/15/22		145,000	144,224
	5.25% 10/1/20		370,000	421,934
#	Penske Truck Leasing 144A
	3.375% 3/15/18		95,000	97,414
	3.75% 5/11/17		230,000	242,352
	4.875% 7/11/22		55,000	55,893
				1,317,642
Total Corporate Bonds (cost $79,768,963)				83,767,295

Non-Agency Asset-Backed Securities – 2.67%
	AEP Texas Central Transition Funding
	Series 2012-1 A2 1.976% 6/1/21		395,000	406,541
•	Ally Master Owner Trust
	Series 2011-1 A1 1.076% 1/15/16		140,000	140,839
#	Avis Budget Rental Car Funding AESOP
	Series 2011-2A A 144A 2.37% 11/20/14		135,000	138,176
	Bank of America Auto Trust
	Series 2012-1 A3 0.78% 6/15/16		450,000	451,788
	Capital One Multi-Asset Execution Trust
	Series 2007-A7 A7 5.75% 7/15/20		100,000	120,438
	CenterPoint Energy Transition Bond
	Series 2012-1 A2 2.161% 10/15/21		245,000	252,621
•	Citicorp Residential Mortgage Securities
	Series 2006-3 A5 5.948% 11/25/36		300,000	289,809
	Discover Card Master Trust
	Series 2007-A1 A1 5.65% 3/16/20		190,000	228,021
#	Enterprise Fleet Financing
	Series 2012-1 A2 144A 1.14% 11/20/17		200,000	200,961

Statement of net assets
Delaware Core Plus Bond Fund

		Principal amount°		Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
	Ford Credit Auto Lease Trust
	Series 2012-A A4 1.03% 4/15/15	USD	390,000	$393,062
	GE Capital Credit Card Master Note Trust
	Series 2012-2 A 2.22% 1/15/22		100,000	103,010
	Series 2012-6 A 1.36% 8/17/20		170,000	170,819
#	Golden Credit Card Trust 144A
	Series 2012-2A A1 1.77% 1/15/19		180,000	184,421
	Series 2012-5A A 0.79% 9/15/17		105,000	105,086
	John Deere Owner Trust
	Series 2011-A A4 1.96% 4/16/18		145,000	147,970
#	Master Credit Card Trust
	Series 2012-2A A 144A 0.78% 4/21/17		200,000	199,987
#	Navistar Financial Owner Trust
	Series 2012-A A2 144A 0.85% 3/18/15		300,000	300,299
#•	Trafigura Securitisation Finance
	Series 2012-1A A 144A 2.606% 10/15/15		160,000	162,725
#	Volvo Financial Equipment
	Series 2012-1A A4 144A 1.09% 8/15/17		330,000	332,240
	World Financial Network Credit Card Master Trust
	Series 2012-B A 1.76% 5/17/21		400,000	405,532
	World Omni Automobile Lease Securitization Trust
	Series 2012-A A3 0.93% 11/16/15		230,000	231,295
Total Non-Agency Asset-Backed Securities
	(cost $4,856,856)			4,965,640

Non-Agency Collateralized Mortgage Obligations – 0.17%
•	American Home Mortgage Investment Trust
	Series 2005-2 5A1 5.064% 9/25/35		15,563	15,751
	Citicorp Mortgage Securities
	Series 2006-4 3A1 5.50% 8/25/21		17,627	18,335
#•	GSMPS Mortgage Loan Trust
	Series 1998-2 A 144A 7.75% 5/19/27		80,846	84,029
•	JPMorgan Mortgage Trust
	Series 2007-A1 7A4 3.033% 7/25/35		265,149	122,453
t	Washington Mutual Alternative Mortgage
	Pass Through Certificates
	Series 2005-1 5A2 6.00% 3/25/35		131,937	51,145

	Principal amount°		Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
• Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR5 2A1 2.615% 4/25/36	USD	29,671	$27,847
Total Non-Agency Collateralized Mortgage
Obligations (cost $529,319)			319,560

ΔRegional Bonds – 1.68%
Australia – 0.89%
New South Wales Treasury
3.75% 11/20/20	AUD	174,000	234,735
6.00% 4/1/19	AUD	572,000	674,101
6.00% 3/1/22	AUD	381,000	453,495
Queensland Treasury
5.75% 7/22/24	AUD	212,000	242,808
6.25% 6/14/19	AUD	49,000	58,474
			1,663,613
Canada – 0.79%
Province of British Columbia 2.00% 10/23/22	USD	370,000	359,442
Province of Manitoba 2.10% 9/6/22		420,000	411,755
Province of Quebec 4.25% 12/1/21	CAD	50,000	55,528
Treasury of Victoria 6.00% 10/17/22	USD	534,000	640,104
			1,466,829
Total Regional Bonds (cost $3,166,807)			3,130,442

«Senior Secured Loans – 6.96%
Bausch & Lomb Tranche B 4.75% 4/17/19		203,975	206,652
Biomet Tranche B 3.75% 7/25/17		94,763	95,930
BJ’s Wholesale Club 1st Lien 6.50% 9/29/18		980,000	997,831
Blackboard Tranche B2 1st Lien 6.25% 11/8/18		94,763	95,876
BNY ConvergEx Group
8.75% 12/16/17		70,442	70,266
(EZE Castle Software) 8.75% 11/29/17		29,558	29,484
Brickman Group Holdings Tranche B1
5.50% 10/14/16		95,757	96,715
Burlington Coat Factory Warehouse
5.75% 5/1/17		752,822	763,487
Caesars Entertainment Operating Tranche B1
5.494% 1/28/18		253,000	235,606
Chrysler Group 6.00% 5/24/17		642,392	657,407

Statement of net assets
Delaware Core Plus Bond Fund

	Principal amount°		Value (U.S. $)
«Senior Secured Loans (continued)
Clear Channel Communication
Tranche A 3.639% 7/30/14	USD	736,308	$728,894
Tranche B 3.889% 1/29/16		738,352	642,712
DaVita Tranche B 4.50% 10/20/16		198,481	201,272
Delos Aircraft 4.75% 3/17/16		700,000	707,000
Dynegy Power 1st Lien 9.25% 8/5/16		213,553	223,544
Emdeon Tranche B 5.00% 11/2/18		589,061	599,370
First Data 5.00% 3/24/17		300,857	301,750
Getty Images Tranche B 4.75% 9/19/19		190,000	192,545
Gray Television 4.75% 10/11/19		183,153	186,587
Houghton International
1st Lien 5.25% 11/20/19		750,000	762,188
2nd Lien 9.50% 11/20/20		475,000	483,906
IASIS Healthcare Tranche B 5.00% 5/3/18		208,409	210,624
Immucor 5.75% 8/9/19		499,659	507,779
Infor US Tranche B2 4.00% 4/5/18		199,001	202,185
Level 3 Financing Tranche B 1st Lien
4.75% 8/1/19		250,000	253,219
Multiplan Tranche B 4.75% 8/26/17		15,631	15,738
Nuveen Investments
5.863% 5/13/17		200,000	202,031
8.25% 3/1/19		670,000	685,075
OSI Restaurant Partners Tranche B 1st Lien
3.50% 10/5/19		470,400	477,246
PQ Tranche B 5.25% 5/1/17		135,000	136,997
Samson Investment 2nd Lien 6.00% 9/10/18		345,000	349,744
Smart & Final 1st Lien 5.75% 11/8/19		194,000	196,344
Truven Health Tranche B 5.75% 5/23/19		284,286	289,616
Univision Communications 4.489% 3/31/17		193,526	194,468
USI Insurance Services Tranche B
5.25% 12/14/19		190,000	192,217
Vantage Drilling Tranche B 6.25% 10/17/17		192,563	194,970
Visant 5.25% 12/22/16		254,165	244,739
Warner Chilcott
Tranche B1 4.25% 3/15/18		101,856	103,044
Tranche B2 4.25% 3/15/18		22,823	23,089
Tranche B3 4.25% 3/15/18		50,752	51,344
Zayo Group Tranche B 1st Lien 5.25% 7/2/19		139,649	141,669
Total Senior Secured Loans (cost $12,688,760)			12,951,160

	Principal amount°		Value (U.S. $)
ΔSovereign Bonds – 2.47%
Australia – 0.13%
Australia Government 4.00% 8/20/20	USD	117,000	$234,171
			234,171
Colombia – 0.07%
Colombia Government International
6.125% 1/18/41		102,000	131,070
			131,070
Finland – 0.10%
Finland Government 4.00% 7/4/25	EUR	113,000	184,824
			184,824
Indonesia – 0.46%
Indonesia Treasury Bonds
5.625% 5/15/23	IDR	1,818,000,000	193,931
7.00% 5/15/22	IDR	3,503,000,000	406,894
7.00% 5/15/27	IDR	1,355,000,000	150,966
11.00% 11/15/20	IDR	677,000,000	95,481
			847,272
Ireland – 0.15%
# Vnesheconombank Via VEB Finance 144A
6.025% 7/5/22	USD	250,000	288,125
			288,125
Mexico – 0.22%
Mexican Bonos 8.00% 12/17/15	MXN	2,777,000	238,549
Mexican Government International Bond
4.75% 3/8/44	USD	160,000	168,640
			407,189
Norway – 0.13%
# Kommunalbanken 144A 1.00% 3/15/18		246,000	243,605
			243,605
Peru – 0.04%
Republic of Peru 5.625% 11/18/50		60,000	70,800
			70,800
Philippines – 0.15%
Philippine Government International
9.50% 10/21/24		180,000	286,200
			286,200

Statement of net assets
Delaware Core Plus Bond Fund

	Principal amount°		Value (U.S. $)
ΔSovereign Bonds (continued)
Poland – 0.11%
Poland Government
4.00% 10/25/23	PLN	474,000	$154,563
5.75% 10/25/21	PLN	138,000	51,104
			205,667
South Africa – 0.29%
# Eskom Holdings 144A 5.75% 1/26/21		220,000	244,201
South Africa Government
7.25% 1/15/20	ZAR	1,138,000	133,623
10.50% 12/21/26	ZAR	419,000	59,669
13.50% 9/15/15	ZAR	345,000	46,154
South Africa Government Inflation Linked Bond
2.75% 1/31/22	ZAR	383,556	50,056
			533,703
Sri Lanka – 0.11%
# Republic of Sri Lanka 144A 5.875% 7/25/22	USD	200,000	212,000
			212,000
Sweden – 0.20%
# Kommuninvest I Sverige AB 1.00% 10/24/17	USD	380,000	378,116
			378,116
Turkey – 0.18%
Turkey Government Bond
9.00% 3/5/14	TRY	318,000	187,896
10.50% 1/15/20	TRY	221,000	153,105
			341,001
United Kingdom – 0.13%
United Kingdom Gilt 4.75% 3/7/20	GBP	121,000	233,350
			233,350
Total Sovereign Bonds (cost $4,506,906)			4,597,093

Supranational Banks – 0.16%
Andina de Fomento 4.375% 6/15/22	USD	180,000	196,595
International Bank for Reconstruction &
Development 3.375% 4/30/15	NOK	530,000	99,648
Total Supranational Banks (cost $291,597)			296,243

	Principal amount°		Value (U.S. $)
U.S. Treasury Obligations – 5.56%
U.S. Treasury Notes
*0.75% 12/31/17	USD	1,080,000	$1,074,347
0.875% 1/31/18		1,195,000	1,194,814
∞1.625% 11/15/22		5,250,000	5,083,475
2.75% 8/15/42		3,240,000	2,984,345
Total U.S. Treasury Obligations (cost $10,652,780)			10,336,981

	Number of shares
Convertible Preferred Stock – 0.14%
Apache 6.00% exercise price $109.12,
expiration date 8/1/13		700	33,131
ArcelorMittal 6.00% exercise price $20.94,
expiration date 12/21/15		250	6,516
Aspen Insurance 5.625% exercise price $29.28,
expiration date 12/31/49		550	33,997
* Goodyear Tire & Rubber 5.875%
exercise price $18.21, expiration date 3/31/14		600	28,331
HealthSouth 6.50% exercise price $30.50,
expiration date 12/31/49		32	35,608
Metlife 5.00% exercise price $44.28,
expiration date 9/4/13		650	31,714
PPL 9.50% exercise price $28.80,
expiration date 7/1/13		650	35,425
Sandridge Energy 8.50% exercise price $8.01,
expiration date 12/31/49		100	10,667
Wells Fargo 7.50% exercise price $156.71,
expiration date 12/31/49		28	36,144
Total Convertible Preferred Stock (cost $250,566)			251,533

Preferred Stock – 0.98%
Alabama Power 5.625%		3,715	95,067
BB&T 5.85%		5,050	130,492
* JPMorgan Chase 5.50%		5,000	124,850
• PNC Financial Services Group
6.125%		5,000	135,300
8.25%		260,000	264,437
Public Storage 5.20%		4,400	110,660
• U.S. Bancorp
3.50%		350	321,147
*6.00%		5,000	134,500

Statement of net assets
Delaware Core Plus Bond Fund

	Number of shares		Value (U.S. $)
Preferred Stock (continued)
*Wells Fargo 5.20%		20,200	$504,595
Total Preferred Stock (cost $1,707,719)			1,821,048

	Principal amount°
Short-Term Investments – 22.04%
≠Discount Notes – 6.03%
Federal Home Loan Bank
0.12% 4/2/13	USD	3,405,016	3,404,846
0.125% 3/6/13		4,586,677	4,586,635
0.13% 2/6/13		2,638,395	2,638,393
0.135% 2/15/13		580,447	580,445
			11,210,319
Repurchase Agreements – 7.97%
Bank of America 0.12%, dated 1/31/13, to be
repurchased on 2/1/13, repurchase price
$5,335,323 (collateralized by U.S.
government obligations 1.25%-2.125%
4/15/14–12/31/15; market value $5,441,996)		5,335,291	5,335,291
BNP Paribas 0.12%, dated 1/31/13, to be
repurchased on 2/1/13, repurchase
price $9,492,788 (collateralized by U.S.
government obligations 0.25%-4.25%
12/15/13–8/15/21; market value $9,682,564)		9,492,709	9,492,709
			14,828,000
≠U.S. Treasury Obligations – 8.04%
U.S. Treasury Bills
0.04% 3/21/13		2,138,482	2,138,375
0.04% 3/28/13		1,318,319	1,318,233
0.107% 5/23/13		2,875,000	2,874,312
0.107% 5/30/13		2,875,000	2,874,270
0.122% 6/6/13		2,875,000	2,874,227
0.128% 6/13/13		2,875,000	2,874,132
			14,953,549
Total Short-Term Investments (cost $40,989,421)			40,991,868

Total Value of Securities Before Securities Lending
Collateral – 118.30% (cost $215,186,436)			219,995,545

	Number of shares	Value (U.S. $)
**Securities Lending Collateral – 0.01%
Investment Companies
Delaware Investments Collateral Fund No.1	11,605	$11,605
†@Mellon GSL Reinvestment Trust II	12,695	0
Total Securities Lending Collateral (cost $24,300)		11,605

Total Value of Securities – 118.31%
(cost $215,210,736)		220,007,150 ©
**Obligation to Return Securities
Lending Collateral – (0.01%)		(24,300)
Other Liabilities Net of Receivables and
Other Assets – (18.30%)		(34,031,107)
Net Assets Applicable to 21,468,554
Shares Outstanding – 100.00%		$185,951,743

Net Asset Value – Delaware Core Plus Bond Fund
Class A ($89,151,277 / 10,300,105 Shares)		$8.66
Net Asset Value – Delaware Core Plus Bond Fund
Class B ($955,417 / 110,382 Shares)		$8.66
Net Asset Value – Delaware Core Plus Bond Fund
Class C ($12,584,875 / 1,452,270 Shares)		$8.67
Net Asset Value – Delaware Core Plus Bond Fund
Class R ($8,334,611 / 959,723 Shares)		$8.68
Net Asset Value – Delaware Core Plus Bond Fund
Institutional Class ($74,925,563 / 8,646,074 Shares)		$8.67

Components of Net Assets at January 31, 2013:
Shares of beneficial interest (unlimited authorization – no par)		$181,852,995
Distributions in excess of net investment income		(308,942)
Accumulated net realized loss		(500,614)
Net unrealized appreciation of investments and derivatives		4,908,304
Total net assets		$185,951,743

Statement of net assets
Delaware Core Plus Bond Fund

°	Principal amount shown is stated in the currency in which each security is denominated.
•	Variable rate security. The rate shown is the rate as of January 31, 2013. Interest rates reset periodically.
t	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2013, the aggregate value of Rule 144A securities was $30,793,077, which represented 16.56% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
@	Illiquid security. At January 31, 2013, the aggregate value of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At January 31, 2013, the aggregate value of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
‡	Non income producing security. Security is currently in default.
Δ	Securities have been classified by country of origin.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at January 31, 2013.
*	Fully or partially on loan.
∞	Fully or partially pledged as collateral for futures contracts.
Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at January 31, 2013.
≠	The rate shown is the effective yield at the time of purchase.
†	Non-income producing security.
**	See Note 9 in “Notes to financial statements” for additional information on securities lending collateral.
©	Includes $23,760 of securities loaned.

Net Asset Value and Offering Price Per Share –
Delaware Core Plus Bond Fund
Net asset value Class A (A)	$8.66
Sales charge (4.50% of offering price) (B)	0.41
Offering price	$9.07

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

The following foreign currency exchange contracts and futures contracts were outstanding at January 31, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	BRL	501,165	USD	(249,336)	3/11/13	$1,228
BAML	CAD	717,169	USD	(710,136)	3/11/13	8,358
BAML	CLP	226,939,500	USD	(477,999)	3/11/13	746
BAML	COP	268,665,000	USD	(150,479)	3/11/13	70
BAML	EUR	(493,996)	USD	665,317	3/11/13	(5,672)
BAML	JPY	(32,890,335)	USD	361,745	3/11/13	2,021
BAML	KRW	203,557,604	USD	(187,059)	3/11/13	(389)
BAML	ZAR	(939,902)	USD	103,335	3/11/13	(1,195)
BCLY	RUB	2,490,440	USD	(82,228)	3/11/13	211
BP	PLN	403,936	USD	(130,808)	2/4/13	(180)
CITI	PLN	(82,974)	USD	26,475	3/11/13	(269)
CITI	SEK	1,490,354	USD	(231,720)	3/11/13	2,519
CITI	TRY	338,637	USD	(190,733)	3/11/13	903
CS	IDR	2,776,293,200	USD	(280,831)	3/11/13	4,305
GSC	BRL	1,027,148	USD	(508,363)	3/11/13	5,172
GSC	GBP	(229,346)	USD	360,406	3/11/13	(3,261)
HSBC	BRL	373,650	USD	(187,059)	3/11/13	(248)
HSBC	EUR	(228,092)	USD	307,072	3/11/13	(2,743)
HSBC	GBP	(3,084)	USD	4,847	3/11/13	(43)
HSBC	JPY	16,241,000	USD	(178,919)	3/11/13	(1,290)
HSBC	TRY	90,800	USD	(51,069)	3/11/13	315
JPMC	BRL	550,250	USD	(271,970)	3/11/13	3,134
JPMC	EUR	(974,184)	USD	1,310,082	3/11/13	(13,139)
JPMC	GBP	(59,051)	USD	92,805	3/11/13	(831)

Statement of net assets
Delaware Core Plus Bond Fund

Foreign Currency Exchange Contracts (continued)
						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
JPMC	NOK	8,315,002	USD	(1,501,499)	3/11/13	$18,546
MNB	IDR	856,089,352	USD	(88,121)	2/1/13	150
MSC	PLN	(416,986)	USD	134,189	3/11/13	(214)
TD	CAD	276,055	USD	(273,243)	3/11/13	3,321
TD	CLP	90,088,500	USD	(189,940)	3/11/13	108
TD	MXN	1,916,095	USD	(149,647)	3/11/13	541
TD	RUB	4,627,500	USD	(152,446)	3/11/13	734
UBS	MXN	(1,302,800)	USD	102,132	2/5/13	(326)
						$22,582

Futures Contracts
				Unrealized
				Appreciation
Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	(Depreciation)
2 Long Gilt	$382,787	$369,126	3/29/13	$(13,661)
(96) U.S. Treasury 10 yr Note	(12,647,607)	(12,603,000)	3/29/13	44,607
(28) U.S. Treasury Long Bond	(4,058,647)	(4,017,125)	3/29/13	41,522
	$(16,323,467)			$72,468

The use of foreign currency exchange contracts and future contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

Summary of Abbreviations:
ARM — Adjustable Rate Mortgage
AUD — Australian Dollar
BAML — Bank of America Merrill Lynch
BCLY — Barclays Bank
BP — Banque Paribas
BRL — Brazilian Real
CAD — Canadian Dollar
CITI — Citigroup Global Markets
CLP — Chilean Peso

COP — Colombian Peso
CS — Credit Suisse
EUR — European Monetary Unit
GBP — British Pound Sterling
GNMA — Government National Mortgage Association
GPM — Graduated Payment Mortgage
GSC — Goldman Sachs Capital
GSMPS — Goldman Sachs Reperforming Mortgage Securities
HSBC — Hong Kong Shanghai Bank
IDR — Indonesian Rupiah
JPMC — JPMorgan Chase Bank
JPY — Japanese Yen
KRW — South Korean Won
MNB — Mellon National Bank
MSC — Morgan Stanley Capital
MXN — Mexican Peso
NCUA — National Credit Union Administration
NOK — Norwegian Krone
PLN — Polish Zloty
REMIC — Real Estate Mortgage Investment Conduit
RUB — Russian Ruble
SEK — Swedish Krona
S.F. — Single Family
TBA — To be announced
TD — Toronto Dominion Bank
TRY — Turkish Lira
UBS — Union Bank of Switzerland
USD — United States Dollar
yr — Year
ZAR — South African Rand

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Core Plus Bond Fund	January 31, 2013 (Unaudited)

Assets:
Investments, at value (including $23,760 of securities on loan)	$179,003,677
Short-term investments, at value	40,991,868
Short-term investments held as collateral for loaned securities, at value	11,605
Cash	39,023
Receivable for fund shares sold	1,114,264
Receivable for securities sold	11,570,686
Dividends and interest receivable	1,392,510
Unrealized gain on foreign currency exchange contracts	52,382
Foreign currencies, at value	1,090,356
Securities lending income receivable	7
Total assets	235,266,378

Liabilities:
Payable for securities purchased	46,904,660
Payable for Fund shares redeemed	2,023,569
Distributions payable	131,816
Unrealized loss on foreign currency exchange contracts	29,800
Variation margin payable on futures contracts	19,715
Obligation to return securities lending collateral	24,300
Due to manager and affiliates	95,996
Other accrued expenses	77,727
Other liabilities	7,052
Total liabilities	49,314,635

Total Net Assets	$185,951,743

Investments, at cost	$174,197,015
Short-term investments, at cost	40,989,421
Short-term investments held as collateral for loaned securities, at cost	24,300
Foreign currencies, at cost	1,066,964

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Core Plus Bond Fund	Six Months Ended January 31, 2013 (Unaudited)

Investment Income:
Interest	$2,873,551
Dividends	45,506
Securities lending income	40	$2,919,097

Expenses:
Management fees	526,519
Distribution expenses – Class A	137,489
Distribution expenses – Class B	5,569
Distribution expenses – Class C	65,116
Distribution expenses – Class R	25,706
Dividend disbursing and transfer agent fees and expenses	129,705
Registration fees	43,374
Accounting and administration expenses	37,191
Reports and statements to shareholders	18,882
Pricing fees	12,098
Custodian fees	10,918
Audit and tax	10,906
Legal fees	9,827
Dues and services	4,412
Trustees’ fees	4,158
Consulting fees	1,503
Insurance fees	1,292
Trustees’ expenses	368	1,045,033
Less fees waived		(188,389)
Less waived distribution expenses – Class A		(22,915)
Less waived distribution expenses – Class R		(4,284)
Less expense paid indirectly		(103)
Total operating expenses		829,342
Net Investment Income		2,089,755

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	$2,111,554
Foreign currencies	114,774
Foreign currency exchange contracts	(345,213)
Futures contracts	(345,007)
Swap contracts	(550,653)
Net realized gain	985,455
Net change in unrealized appreciation (depreciation) of:
Investments	(1,705,203)
Foreign currencies	17,034
Foreign currency exchange contracts	120,567
Futures contracts	74,860
Swap contracts	(185,504)
Net change in unrealized appreciation (depreciation)	(1,678,246)
Net Realized and Unrealized Loss	(692,791)

Net Increase in Net Assets Resulting from Operations	$1,396,964

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Core Plus Bond Fund

	Six Months	Year
	Ended	Ended
	1/31/13	7/31/12
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,089,755	$3,847,460
Net realized gain	985,455	5,518,108
Net change in unrealized appreciation (depreciation)	(1,678,246)	2,258,347
Net increase in net assets resulting from operations	1,396,964	11,623,915

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,416,289)	(2,640,241)
Class B	(13,043)	(34,975)
Class C	(152,225)	(257,850)
Class R	(121,455)	(212,416)
Institutional Class	(1,290,707)	(1,436,344)

Net realized gain on investments:
Class A	(198,651)	—
Class B	(2,416)	—
Class C	(27,998)	—
Class R	(18,246)	—
Institutional Class	(168,817)	—
	(3,409,847)	(4,581,826)

Capital Share Transactions:
Proceeds from shares sold:
Class A	6,467,336	33,688,215
Class B	41,218	142,597
Class C	951,805	4,255,513
Class R	1,614,399	3,785,007
Institutional Class	9,111,315	87,945,849

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,437,960	2,151,709
Class B	11,209	25,602
Class C	162,410	230,447
Class R	137,105	212,223
Institutional Class	1,409,494	1,273,479
	21,344,251	133,710,641

	Six Months	Year
	Ended	Ended
	1/31/13	7/31/12
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(8,894,678)	$(22,329,797)
Class B	(296,725)	(928,579)
Class C	(1,383,638)	(2,113,586)
Class R	(2,504,469)	(1,932,730)
Institutional Class	(10,248,497)	(26,668,220)
	(23,328,007)	(53,972,912)
Increase (decrease) in net assets derived
from capital share transactions	(1,983,756)	79,737,729
Net Increase (Decrease) in Net Assets	(3,996,639)	86,779,818

Net Assets:
Beginning of period	189,948,382	103,168,564
End of period (including undistributed (distributions in
excess of) net investment income $(308,942)
and $248,605, respectively)	$185,951,743	$189,948,382

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Core Plus Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
1/31/13[1]	7/31/12	7/31/11	7/31/10	7/31/09	7/31/08
(Unaudited)
$ 8.750	$ 8.420	$ 8.220	$ 7.620	$ 7.260	$ 7.310

0.094	0.205	0.264	0.366	0.367	0.332
(0.029)	0.375	0.244	0.606	0.395	(0.038)
0.065	0.580	0.508	0.972	0.762	0.294

(0.136)	(0.250)	(0.308)	(0.372)	(0.402)	(0.344)
(0.019)	—	—	—	—	—
(0.155)	(0.250)	(0.308)	(0.372)	(0.402)	(0.344)

$ 8.660	$ 8.750	$ 8.420	$ 8.220	$ 7.620	$ 7.260

0.74%	7.01%	6.32%	13.03%	11.13%	4.18%

$89,151	$91,099	$74,107	$72,618	$64,746	$58,485
0.90%	0.90%	0.90%	0.91%	0.98%	0.95%

1.15%	1.18%	1.29%	1.34%	1.32%	1.24%
2.15%	2.41%	3.20%	4.60%	5.20%	4.47%

1.90%	2.13%	2.81%	4.17%	4.86%	4.18%
162%	422%	293%	264%	244%	331%

Financial highlights
Delaware Core Plus Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
1/31/13[1]	7/31/12	7/31/11	7/31/10	7/31/09	7/31/08
(Unaudited)
$ 8.750	$ 8.420	$ 8.220	$ 7.620	$ 7.260	$ 7.310

0.061	0.141	0.202	0.305	0.314	0.276
(0.029)	0.375	0.245	0.608	0.396	(0.038)
0.032	0.516	0.447	0.913	0.710	0.238

(0.103)	(0.186)	(0.247)	(0.313)	(0.350)	(0.288)
(0.019)	—	—	—	—	—
(0.122)	(0.186)	(0.247)	(0.313)	(0.350)	(0.288)

$ 8.660	$ 8.750	$ 8.420	$ 8.220	$ 7.620	$ 7.260

0.37%	6.21%	5.53%	12.19%	10.31%	3.40%

$955	$1,211	$1,921	$3,197	$4,494	$7,472
1.65%	1.65%	1.65%	1.66%	1.73%	1.70%

1.85%	1.88%	1.99%	2.04%	2.02%	1.94%
1.40%	1.66%	2.45%	3.85%	4.45%	3.72%

1.20%	1.43%	2.11%	3.47%	4.16%	3.48%
162%	422%	293%	264%	244%	331%

Financial highlights
Delaware Core Plus Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
1/31/13[1]	7/31/12	7/31/11	7/31/10	7/31/09	7/31/08
(Unaudited)
$ 8.760	$ 8.430	$ 8.230	$ 7.620	$ 7.260	$ 7.310

0.062	0.142	0.203	0.307	0.314	0.276
(0.030)	0.374	0.244	0.616	0.396	(0.038)
0.032	0.516	0.447	0.923	0.710	0.238

(0.103)	(0.186)	(0.247)	(0.313)	(0.350)	(0.288)
(0.019)	—	—	—	—	—
(0.122)	(0.186)	(0.247)	(0.313)	(0.350)	(0.288)

$ 8.670	$ 8.760	$ 8.430	$ 8.230	$ 7.620	$ 7.260

0.36%	6.20%	5.53%	12.32%	10.31%	3.40%

$12,585	$12,989	$10,147	$10,022	$5,813	$5,594
1.65%	1.65%	1.65%	1.66%	1.73%	1.70%

1.85%	1.88%	1.99%	2.04%	2.02%	1.94%
1.40%	1.66%	2.45%	3.85%	4.45%	3.72%

1.20%	1.43%	2.11%	3.47%	4.16%	3.48%
162%	422%	293%	264%	244%	331%

Financial highlights
Delaware Core Plus Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
1/31/13[1]	7/31/12	7/31/11	7/31/10	7/31/09	7/31/08
(Unaudited)
$ 8.780	$ 8.450	$ 8.240	$ 7.630	$ 7.260	$ 7.310

0.084	0.185	0.244	0.350	0.349	0.313
(0.040)	0.374	0.255	0.613	0.406	(0.037)
0.044	0.559	0.499	0.963	0.755	0.276

(0.125)	(0.229)	(0.289)	(0.353)	(0.385)	(0.326)
(0.019)	—	—	—	—	—
(0.144)	(0.229)	(0.289)	(0.353)	(0.385)	(0.326)

$ 8.680	$ 8.780	$ 8.450	$ 8.240	$ 7.630	$ 7.260

0.50%	6.73%	6.17%	12.87%	11.00%	3.92%

$8,335	$9,180	$6,789	$6,031	$235	$93
1.15%	1.15%	1.15%	1.16%	1.23%	1.20%

1.45%	1.48%	1.59%	1.64%	1.62%	1.54%
1.90%	2.16%	2.95%	4.35%	4.95%	4.22%

1.60%	1.83%	2.51%	3.87%	4.56%	3.88%
162%	422%	293%	264%	244%	331%

Financial highlights
Delaware Core Plus Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
1/31/13[1]	7/31/12	7/31/11	7/31/10	7/31/09	7/31/08
(Unaudited)
$ 8.760	$ 8.430	$ 8.230	$ 7.630	$ 7.260	$ 7.310

0.106	0.228	0.285	0.388	0.384	0.350
(0.030)	0.373	0.245	0.605	0.406	(0.037)
0.076	0.601	0.530	0.993	0.790	0.313

(0.147)	(0.271)	(0.330)	(0.393)	(0.420)	(0.363)
(0.019)	—	—	—	—	—
(0.166)	(0.271)	(0.330)	(0.393)	(0.420)	(0.363)

$ 8.670	$ 8.760	$ 8.430	$ 8.230	$ 7.630	$ 7.260

0.87%	7.27%	6.58%	13.30%	11.55%	4.44%

$74,926	$75,469	$10,205	$8,640	$3,213	$44,191
0.65%	0.65%	0.65%	0.66%	0.73%	0.70%

0.85%	0.88%	0.99%	1.04%	1.02%	0.94%
2.40%	2.66%	3.45%	4.85%	5.45%	4.72%

2.20%	2.43%	3.11%	4.47%	5.16%	4.48%
162%	422%	293%	264%	244%	331%

Notes to financial statements
Delaware Core Plus Bond Fund	January 31, 2013 (Unaudited)

Delaware Group® Government Fund (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Core Plus Bond Fund and Delaware Inflation Protected Bond Fund. These financial statements and the related notes pertain to Delaware Core Plus Bond Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum long-term total return, consistent with reasonable risk.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Debt securities and credit default swap (CDS) contracts are valued based upon valuation provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (July 31, 2009–July 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regards to foreign taxes, the Fund only has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on January 31, 2013.

To Be Announced Trades — The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to

Notes to financial statements
Delaware Core Plus Bond Fund

1. Significant Accounting Policies (continued)

manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally isolates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended January 31, 2013.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended January 31, 2013, the Fund earned $103 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC had contractually agreed to waive that portion, if any, of its management fees and/or pay/reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed 0.65% of average daily net assets of the Fund through November 28, 2013. This expense waiver and reimbursement apply only to expenses paid directly by the Fund. These waivers and reimbursements may only be determined by agreement of the Manager of the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended January 31, 2013, the Fund was charged $4,657 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Fund. The Fund pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Notes to financial statements
Delaware Core Plus Bond Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees of Class A and Class R shares’ 12b-1 fees through November 28, 2013 to no more than 0.25% and 0.50%, respectively, of average daily net assets.

The Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (ii) 0.30% (currently limited to 0.25% through November 28, 2013) of average daily net assets representing shares acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board.

At January 31, 2013, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$50,650
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	4,329
Distribution fees payable to DDLP	34,306
Other expenses payable to DMC and affiliates*	6,711

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended January 31, 2013, the Fund was charged $2,590 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended January 31, 2013, DDLP earned $10,409 for commissions on sales of the Fund’s Class A shares. For the six months ended January 31, 2013, DDLP received gross CDSC commissions of $2, $11 and $83 on redemptions of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended January 31, 2013, the Fund made purchases of $223,509,260 and sales of $218,314,377 of investment securities other than U.S. government securities and short-term investments. For the six months ended January 31, 2013, the Fund made purchases of $71,351,207 and sales of $81,622,284 of long-term U.S. government securities.

At January 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2013, the cost of investments was $ 216,218,560. At January 31, 2013, net unrealized appreciation was $ 3,788,590 of which $5,554,696 related to unrealized appreciation of investments and $ 1,766,106 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Notes to financial statements
Delaware Core Plus Bond Fund

3. Investments (continued)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Agency, Asset- &
Mortgage-Backed Securities	$—	$60,664,511	$353,222	$61,017,733
Convertible Preferred Stock	100,989	150,544	—	251,533
Corporate Debt	—	97,552,604	—	97,552,604
Foreign Debt	—	8,023,778	—	8,023,778
Preferred Stock	1,431,761	389,287	—	1,821,048
Short-Term Investments	—	40,991,868	—	40,991,868
U.S. Treasury Obligations	—	10,336,981	—	10,336,981
Securities Lending Collateral	—	11,605	—	11,605
Total	$1,532,750	$218,121,178	$353,222	$220,007,150

Foreign Currency
Exchange Contracts	$—	$22,582	$—	$22,582
Futures Contracts	72,468	—	—	72,468

The securities that have been deemed worthless on the statement of net assets are considered to be Level 3 securities in this table.

During the six months ended January 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended January 31, 2013 and year ended July 31, 2012 was as follows:

	Six Months	Year
	Ended	Ended
	1/31/13*	7/31/12
Ordinary income	$2,993,719	$4,581,826
Long-term capital gains	416,128	—
Total	$3,409,847	$4,581,826

*Tax information for the period ended January 31, 2013 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of January 31, 2013, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$181,852,995
Undistributed ordinary income	300,046
Undistributed long-term capital gains	574,992
Other temporary differences	(572,941)
Unrealized appreciation	3,796,651
Net assets	$185,951,743

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of futures contracts, mark-to market of foreign currency exchange contracts, tax deferral of losses on straddles, tax treatment of market discount and premium on debt instruments, tax treatment of distributions payable, contingent payment debt instruments and tax treatment of CDS contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, market discount and premium on certain debt instruments, and paydowns of mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended January 31, 2013, the Fund recorded the following reclassifications:

Distributions in excess of net investment income	$346,417
Accumulated net realized loss	(346,417)

Notes to financial statements
Delaware Core Plus Bond Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	1/31/13	7/31/12
Shares sold:
Class A	741,038	3,972,365
Class B	4,695	16,742
Class C	109,131	500,841
Class R	183,910	443,388
Institutional Class	1,044,164	10,367,464

Shares issued upon reinvestment of dividends and distributions:
Class A	165,068	252,817
Class B	1,287	3,013
Class C	18,623	27,045
Class R	15,688	24,847
Institutional Class	161,611	148,718
	2,445,215	15,757,240

Shares redeemed:
Class A	(1,020,151)	(2,610,260)
Class B	(34,078)	(109,376)
Class C	(158,567)	(248,193)
Class R	(285,796)	(225,858)
Institutional Class	(1,176,726)	(3,109,420)
	(2,675,318)	(6,303,107)
Net increase (decrease)	(230,103)	9,454,133

For the six months ended January 31, 2013 and year ended July 31, 2012, 13,096 Class B shares were converted to 13,110 Class A shares valued at $113,936 and 46,811 Class B shares were converted to 46,850 Class A shares valued at $398,042, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on November 13, 2012.

On November 13, 2012, the Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on November 13, 2013. The Fund had no amounts outstanding as of January 31, 2013 or at any time during the period then ended.

8. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. The Fund posted $14,680,000 as cash collateral for foreign currency exchange contracts.

Notes to financial statements
Delaware Core Plus Bond Fund

8. Derivatives (continued)

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts — During the period ended January 31, 2013, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps “swaptions,” financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. There were no transactions in options written during the period ended January 31, 2013.

Swap Contracts — The Fund enters into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended January 31, 2013, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. There were no CDS contracts outstanding at January 31, 2013.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets.

Notes to financial statements
Delaware Core Plus Bond Fund

8. Derivatives (continued)

Fair value of derivative instruments as of January 31, 2013 was as follows:

	Asset Derivatives			Liability Derivatives
	Statement of Assets			Statement of Assets
	and Liabilities Location	Fair Value		and Liabilities Location	Fair Value
Forward currency exchange
contracts (Foreign currency
exchange contracts)	Unrealized gain on foreign currency exchange contracts	$52,382		Unrealized loss on foreign currency exchange contracts	$(29,800)
Interest rate contracts
(Futures Contracts)	Variation margin receivables on futures contracts	86,129	*	Variation margin payable on futures contracts	(13,661)
Total		$138,511			$(43,461)

*Includes cumulative appreciation of futures contracts from the date the contracts are opened through January 31, 2013. Only current day variation margin is reported on the Fund’s statement of assets and liabilities.

The effect of derivative instruments on the statement of operations for the six months ended January 31, 2013 was as follows:

			Change in
			Unrealized
			Appreciation
		Realize Loss	(Depreciation)
	Location of Gain (Loss) on	on Derivatives	on Derivatives
	Derivatives Recognized in	Recognized in	Recognized in
	Income	Income	Income
Forward currency exchange contracts
(Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(345,213)	$120,567
Interest rate contracts
(Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(345,007)	74,860
Credit contracts
(Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(550,653)	(185,504)
Total		$(1,240,873)	$9,923

Notes to financial statements
Delaware Core Plus Bond Fund

8. Derivatives (continued)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the period ended January 31, 2013.

	Long		Short
	Derivative		Derivative
	Volume		Volume
Foreign currency exchange contracts (average cost)	USD	3,526,936	USD	4,736,685
Futures contracts (average notional value)		7,186,124		7,317,396
Options contracts (average notional value)		1,608		—
Swap contracts (average notional value)*		2,006,598		18,740
	EUR	1,836,378	EUR	—

*Long represents buying protection and short represents selling protection.

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Fund’s previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At January 31, 2013, the value of the securities on loan was $23,760, for which cash collateral was received and invested in accordance with the Lending Agreement. At January 31, 2013, the value of invested collateral was $11,605. These investments are presented on the statement of net assets under the caption “Securities Lending Collateral.”

10. Credit and Market Risk

The Fund invests a portion of its net assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

Notes to financial statements
Delaware Core Plus Bond Fund

10. Credit and Market Risk (continued)

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Management has determined that no material events or transactions occurred would require recognition or disclosure in the Fund’s financial statements.

Other Fund information
(Unaudited)
Delaware Core Plus Bond Fund

Board consideration of Delaware Core Plus Bond Fund investment advisory agreement

At a meeting held on August 21–23, 2012 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware Core Plus Bond Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided in May 2012 and included independent historical and comparative reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities in certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry distinctions. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed

Other Fund information
(Unaudited)
Delaware Core Plus Bond Fund

Board consideration of Delaware Core Plus Bond Fund investment advisory agreement (continued)

to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. The Board noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments® fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/ worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and ten-year periods, as applicable, ended March 31, 2012. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional intermediate investment-grade debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-year period was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the three- and five-year periods was in the first quartile and the Fund’s total return for the ten-year period was in the second quartile. The Board was satisfied with performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered fee waivers in place through November 2012 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflects recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Other Fund information
(Unaudited)
Delaware Core Plus Bond Fund

Board consideration of Delaware Core Plus Bond Fund investment advisory agreement (continued)

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Brookline, MA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing
Director
Anthony Knerr &
Associates
New York, NY

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL

Thomas K. Whitford
Vice Chairman
PNC Financial Service Group
Pittsburgh, PA

Janet L. Yeomans
Former Vice President and
Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Core Plus Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Semiannual report Delaware Inflation Protected Bond Fund January 31, 2013 Fixed income mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Inflation Protected Bond Fund at delawareinvestments.com.

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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Inflation Protected Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Table of contents
Disclosure of Fund expenses	1
Security type/sector allocation	3
Statement of net assets	4
Statement of operations	10
Statements of changes in net assets	12
Financial highlights	14
Notes to financial statements	22
Other Fund information	39
About the organization	42

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2013, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from August 1, 2012 to January 31, 2013 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from August 1, 2012 to January 31, 2013.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware Inflation Protected Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	8/1/12	1/31/13	Expense Ratio	8/1/12 to 1/31/13*
Actual Fund return†
Class A	$1,000.00	$973.20	0.83%	$4.13
Class B	1,000.00	969.10	1.58%	7.84
Class C	1,000.00	969.10	1.58%	7.84
Institutional Class	1,000.00	974.30	0.58%	2.89
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.02	0.83%	$4.23
Class B	1,000.00	1,017.24	1.58%	8.03
Class C	1,000.00	1,017.24	1.58%	8.03
Institutional Class	1,000.00	1,022.28	0.58%	2.96

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type/sector allocation
Delaware Inflation Protected Bond Fund	As of January 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Agency Collateralized Mortgage Obligations	0.61%
Agency Mortgage-Backed Securities	8.46%
Corporate Bonds	2.03%
Sovereign Bonds	6.74%
U.S. Treasury Obligations	82.01%
Short-Term Investments	8.14%
Total Value of Securities	107.99%
Liabilities Net of Receivables and Other Assets	(7.99%)
Total Net Assets	100.00%

3

Statement of net assets
Delaware Inflation Protected Bond Fund	January 31, 2013 (Unaudited)

	Principal amount°		Value (U.S. $)
Agency Collateralized Mortgage Obligations – 0.61%
Fannie Mae REMIC
Series 2010-75 NA 4.00% 9/25/28	USD	1,436,020	$1,488,501
• Freddie Mac REMIC
Series 3067 FA 0.556% 11/15/35		1,073,700	1,076,918
Total Agency Collateralized Mortgage
Obligations (cost $2,562,918)			2,565,419

Agency Mortgage-Backed Securities – 8.46%
Fannie Mae S.F. 15 yr TBA
2.50% 2/1/28		12,847,000	13,300,660
3.00% 2/1/28		8,032,000	8,432,345
Fannie Mae S.F. 30 yr TBA 3.00% 2/1/43		9,632,000	9,946,545
Freddie Mac S.F. 30 yr
6.00% 8/1/38		1,334,017	1,471,499
6.00% 10/1/38		1,958,392	2,160,222
Total Agency Mortgage-Backed Securities
(cost $35,493,222)			35,311,271

Corporate Bonds – 2.03%
# JPMorgan Chase Bank 144A 6.00% 3/14/13	BRL	402,900	5,471,834
^ JPMorgan Structured Products 0.644% 5/18/15	BRL	2,419,000	2,983,079
Total Corporate Bonds (cost $7,748,191)			8,454,913

ΔSovereign Bonds – 6.74%
Australia – 2.81%
Australian Government Inflation Linked Bond
4.00% 8/20/15	AUD	6,214,000	11,723,504
			11,723,504
Brazil – 1.57%
Brazil Notas do Tesouro Nacional
Series B 6.00% 5/15/15	BRL	530,000	6,535,889
			6,535,889

4

	Principal amount°		Value (U.S. $)
ΔSovereign Bonds (continued)
Republic of Korea – 2.36%
Korea Treasury Inflation Linked Bond
2.75% 3/10/17	KRW	8,005,758,810	$8,014,588
2.75% 6/10/20	KRW	1,729,520,000	1,839,975
			9,854,563
Total Sovereign Bonds (cost $24,446,292)			28,113,956

U.S. Treasury Obligations – 82.01%
U.S. Treasury Bond
2.75% 8/15/42	USD	14,460,000	13,319,019
U.S. Treasury Inflation Indexed Bond
0.125% 4/15/17		149,912,919	161,449,169
0.125% 1/15/23		25,234,220	27,077,504
0.75% 2/15/42		66,021,480	70,152,972
1.625% 1/15/18		26,517,181	30,884,242
2.00% 1/15/14		8,908,607	9,234,964
U.S. Treasury Note
1.625% 11/15/22		31,200,000	30,210,367
Total U.S. Treasury Obligations
(cost $335,330,539)			342,328,237

Short-Term Investments – 8.14%
Repurchase Agreements – 8.14%
Bank of America 0.12%, dated 1/31/13, to
be repurchased on 2/1/13, repurchase price
$12,231,846 (collateralized by U.S. government
obligations 1.25%-2.125% 4/15/14–12/31/15;
market value $12,476,441)		12,231,805	12,231,805
BNP Paribas 0.12%, dated 1/31/13, to be
repurchased on 2/1/13, repurchase price
$21,763,267 (collateralized by U.S. government
obligations 0.25%-4.25% 12/15/13–8/15/21;
market value $22,198,459)		21,763,195	21,763,195
Total Short-Term Investments
(cost $33,995,000)			33,995,000

5

Statement of net assets
Delaware Inflation Protected Bond Fund

Total Value of Securities – 107.99%
(cost $439,576,162)	$450,768,796
zLiabilities Net of Receivables and
Other Assets – (7.99%)	(33,347,823)
Net Assets Applicable to 41,191,067
Shares Outstanding – 100.00%	$417,420,973

Net Asset Value – Delaware Inflation Protected Bond Fund
Class A ($186,820,207 / 18,433,165 Shares)	$10.14
Net Asset Value – Delaware Inflation Protected Bond Fund
Class B ($540,613 / 53,475 Shares)	$10.11
Net Asset Value – Delaware Inflation Protected Bond Fund
Class C ($82,159,701 / 8,123,030 Shares)	$10.11
Net Asset Value – Delaware Inflation Protected Bond Fund
Institutional Class ($147,900,452 / 14,581,397 Shares)	$10.14

Components of Net Assets at January 31, 2013:
Shares of beneficial interest (unlimited authorization – no par)	$420,650,333
Distributions in excess of net investment income	(1,256,492)
Accumulated net realized loss	(13,093,608)
Net unrealized appreciation of investments and derivatives	11,120,740
Total net assets	$417,420,973

°	Principal amount is stated in the currency in which each security is denominated.
•	Variable rate security. The rate shown is the rate as of January 31, 2013. Interest rates reset periodically.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2013, the aggregate value of Rule 144A securities was $5,471,834, which represented 1.31% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

^	Zero coupon security. The rate shown is the yield at the time of purchase.
Δ	Securities have been classified by country of origin.
z	Of this amount, $31,863,790 represents payable for securities purchased, $54,282 represents receivables for securities sold and foreign currency valued $29,903 with a cost of $29,710 as of January 31, 2013.

6

Net Asset Value and Offering Price Per Share –
Delaware Inflation Protected Bond Fund
Net asset value Class A (A)	$10.14
Sales charge (4.50% of offering price) (B)	0.48
Offering price	$10.62

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

The following foreign currency exchange contracts were outstanding at January 31, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	EUR	5,758,255	USD	(7,747,448)	3/11/13	$73,913
GSC	EUR	(4,007,389)	USD	5,397,232	3/11/13	(45,952)
HSBC	EUR	(11,403,774)	USD	15,352,444	3/11/13	(137,151)
JPMC	EUR	2,727,604	USD	(3,668,081)	3/11/13	36,787
						$(72,403)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

7

Statement of net assets
Delaware Inflation Protected Bond Fund

Summary of abbreviations:
AUD — Australian Dollar
BAML — Bank of America Merrill Lynch
BRL — Brazilian Real
EUR — European Monetary Unit
GSC — Goldman Sachs Capital
HSBC — Hong Kong Shanghai Bank
JPMC — JPMorgan Chase Bank
KRW — South Korean Won
REMIC — Real Estate Mortgage Investment Conduit
S.F. — Single Family
TBA — To be announced
USD — United States Dollar
yr — Year

See accompanying notes, which are an integral part of the financial statements.

8

Statement of operations
Delaware Inflation Protected Bond Fund	Six Months Ended January 31, 2013 (Unaudited)

Investment Income (Loss):
Interest	$2,595,300
Amortization of premiums[1]	(3,270,965)	$(675,665)

Expenses:
Management fees	$1,082,923
Distribution expenses – Class A	281,028
Distribution expenses – Class B	3,803
Distribution expenses – Class C	459,501
Dividend disbursing and transfer agent fees and expenses	377,943
Accounting and administration expenses	93,523
Registration fees	52,800
Legal fees	26,403
Reports and statements to shareholders	24,830
Custodian fees	19,264
Audit and tax	16,332
Trustees’ fees	10,663
Dues and services	5,065
Insurance fees	4,369
Consulting fees	3,274
Pricing fees	1,856
Trustees’ expenses	967	2,464,544
Less fees waived		(329,298)
Less expense paid indirectly		(280)
Total operating expenses		2,134,966
Net Investment Loss		(2,810,631)

10

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$10,398,180
Foreign currencies	(368,605)
Foreign currency exchange contracts	(5,473,680)
Futures contracts	(823,360)
Swap contracts	(3,640,826)
Net realized gain	91,709
Net change in unrealized appreciation (depreciation) of:
Investments	(9,835,626)
Foreign currencies	(6,153)
Foreign currency exchange contracts	115,770
Futures contracts	(38,181)
Swap contracts	(541,773)
Net change in unrealized appreciation (depreciation)	(10,305,963)
Net Realized and Unrealized Loss	(10,214,254)

Net Decrease in Net Assets Resulting from Operations	$(13,024,885)

1See Note 5 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

11

Statements of changes in net assets
Delaware Inflation Protected Bond Fund

	Six Months	Year
	Ended	Ended
	1/31/13	7/31/12
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(2,810,631)	$709,783
Net realized gain	91,709	39,798,232
Net change in unrealized appreciation (depreciation)	(10,305,963)	(2,797,196)
Net increase (decrease) in net assets resulting from operations	(13,024,885)	37,710,819

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,960,840)	(4,063,661)
Class B	(4,350)	(9,592)
Class C	(524,391)	(963,926)
Institutional Class	(1,633,419)	(2,860,649)

Net realized gain:
Class A	(15,845,225)	(8,169,883)
Class B	(54,647)	(37,345)
Class C	(6,614,160)	(3,398,410)
Institutional Class	(11,824,034)	(4,595,078)
	(38,461,066)	(24,098,544)
Capital Share Transactions:
Proceeds from shares sold:
Class A	48,398,154	147,524,149
Class B	—	115,815
Class C	7,499,927	23,023,991
Institutional Class	47,681,898	98,316,460

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	16,323,962	10,372,676
Class B	58,997	46,585
Class C	6,732,473	3,931,858
Institutional Class	12,118,016	5,925,380
	138,813,427	289,256,914

12

	Six Months	Year
	Ended	Ended
	1/31/13	7/31/12
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(113,398,101)	$(94,503,620)
Class B	(299,069)	(442,417)
Class C	(15,705,560)	(25,462,044)
Institutional Class	(56,629,074)	(87,041,627)
	(186,031,804)	(207,449,708)
Increase (decrease) in net assets derived from
capital share transactions	(47,218,377)	81,807,206
Net Increase (Decrease) in Net Assets	(98,704,328)	95,419,481

Net Assets:
Beginning of period	516,125,301	420,705,820
End of period (including undistributed (distributions in
excess of) net investment income of $(1,256,492)
and $2,860,185, respectively)	$417,420,973	$516,125,301

See accompanying notes, which are an integral part of the financial statements.

13

Financial highlights
Delaware Inflation Protected Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

14

Six Months Ended	Year Ended
1/31/13[1]	7/31/12	7/31/11	7/31/10	7/31/09	7/31/08
(Unaudited)
$11.330	$11.040	$10.630	$10.080	$10.160	$9.520

(0.061)	0.025	0.291	0.314	0.124	0.569
(0.226)	0.860	0.787	0.603	(0.014)	0.576
(0.287)	0.885	1.078	0.917	0.110	1.145

(0.099)	(0.192)	(0.325)	(0.367)	(0.133)	(0.505)
(0.804)	(0.403)	(0.343)	—	(0.057)	—
(0.903)	(0.595)	(0.668)	(0.367)	(0.190)	(0.505)

$10.140	$11.330	$11.040	$10.630	$10.080	$10.160

(2.68% )	8.35%	10.55%	9.25%	1.12%	12.13%

$186,820	$259,303	$189,624	$156,345	$83,771	$19,624
0.83%	0.81%	0.80%	0.78%	0.75%	0.75%

0.97%	0.94%	0.97%	0.94%	0.94%	0.94%
(1.11% )	0.23%	2.72%	3.00%	1.27%	5.58%

(1.25% )	0.10%	2.55%	2.84%	1.08%	5.39%
123%	225%	157%	118%	188%	178%

15

Financial highlights
Delaware Inflation Protected Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

16

Six Months Ended	Year Ended
1/31/13[1]	7/31/12	7/31/11	7/31/10	7/31/09	7/31/08
(Unaudited)
$11.310	$11.030	$10.620	$10.020	$10.160	$9.520

(0.102)	(0.058)	0.210	0.235	0.051	0.491
(0.230)	0.857	0.789	0.600	(0.014)	0.574
(0.332)	0.799	0.999	0.835	0.037	1.065

(0.064)	(0.116)	(0.246)	(0.235)	(0.120)	(0.425)
(0.804)	(0.403)	(0.343)	—	(0.057)	—
(0.868)	(0.519)	(0.589)	(0.235)	(0.177)	(0.425)

$10.110	$11.310	$11.030	$10.620	$10.020	$10.160

(3.09% )	7.52%	9.74%	8.40%	0.39%	11.25%

$541	$861	$1,121	$1,806	$1,886	$2,032
1.58%	1.56%	1.55%	1.53%	1.50%	1.50%

1.72%	1.69%	1.72%	1.69%	1.69%	1.69%
(1.86% )	(0.52% )	1.97%	2.25%	0.52%	4.83%

(2.00% )	(0.65% )	1.80%	2.09%	0.33%	4.64%
123%	225%	157%	118%	188%	178%

17

Financial highlights
Delaware Inflation Protected Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

18

Six Months Ended	Year Ended
1/31/13[1]	7/31/12	7/31/11	7/31/10	7/31/09	7/31/08
(Unaudited)
$11.310	$11.030	$10.620	$10.020	$10.160	$9.520

(0.102)	(0.058)	0.210	0.235	0.051	0.492
(0.230)	0.857	0.789	0.600	(0.014)	0.573
(0.332)	0.799	0.999	0.835	0.037	1.065

(0.064)	(0.116)	(0.246)	(0.235)	(0.120)	(0.425)
(0.804)	(0.403)	(0.343)	—	(0.057)	—
(0.868)	(0.519)	(0.589)	(0.235)	(0.177)	(0.425)

$10.110	$11.310	$11.030	$10.620	$10.020	$10.160

(3.09% )	7.52%	9.74%	8.40%	0.39%	11.25%

$82,160	$93,561	$89,740	$71,866	$40,352	$9,169
1.58%	1.56%	1.55%	1.53%	1.50%	1.50%

1.72%	1.69%	1.72%	1.69%	1.69%	1.69%
(1.86% )	(0.52% )	1.97%	2.25%	0.52%	4.83%

(2.00% )	(0.65% )	1.80%	2.09%	0.33%	4.64%
123%	225%	157%	118%	188%	178%

19

Financial highlights
Delaware Inflation Protected Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

20

Six Months Ended	Year Ended
1/31/13[1]	7/31/12	7/31/11	7/31/10	7/31/09	7/31/08
(Unaudited)
$11.340	$11.040	$10.630	$10.100	$10.160	$9.530

(0.047)	0.053	0.317	0.339	0.148	0.594
(0.238)	0.867	0.788	0.603	(0.014)	0.567
(0.285)	0.920	1.105	0.942	0.134	1.161

(0.111)	(0.217)	(0.352)	(0.412)	(0.137)	(0.531)
(0.804)	(0.403)	(0.343)	—	(0.057)	—
(0.915)	(0.620)	(0.695)	(0.412)	(0.194)	(0.531)

$10.140	$11.340	$11.040	$10.630	$10.100	$10.160

(2.57% )	8.59%	10.83%	9.51%	1.36%	12.30%

$147,900	$162,400	$140,221	$42,418	$95,132	$90,412
0.58%	0.56%	0.55%	0.53%	0.50%	0.50%

0.72%	0.69%	0.72%	0.69%	0.69%	0.69%
(0.86% )	0.48%	2.97%	3.25%	1.52%	5.83%

(1.00% )	0.35%	2.80%	3.09%	1.33%	5.64%
123%	225%	157%	118%	188%	178%

21

Notes to financial statements
Delaware Inflation Protected Bond Fund	January 31, 2013 (Unaudited)

Delaware Group® Government Fund (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Core Plus Bond Fund and Delaware Inflation Protected Bond Fund. These financial statements and the related notes pertain to Delaware Inflation Protected Bond Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek to provide inflation protection and current income.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swaps prices are derived using, daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing

22

more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (July 31, 2009–July 31, 2012) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regards to foreign taxes, the Fund only has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on January 31, 2013.

To Be Announced Trades — The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

23

Notes to financial statements
Delaware Inflation Protected Bond Fund

1. Significant Accounting Policies (continued)

Inflation-Indexed Bonds — The Fund invests in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statement of operations, even though investors do not receive their principal until maturity.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund expects to declare and pay dividends from net investment income monthly. The Fund will distribute net realized capital gains, if any, at least annually, usually in December. The Fund may distribute income dividends and capital gains more frequently, if necessary, for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

24

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the six months ended January 31, 2013.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended January 31, 2013, the Fund earned $280 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Fund, 0.40% on the next $500 million, 0.35% on the next $1.5 billion, and 0.30% on average daily net assets in excess of $2.5 billion.

Effective November 28, 2012, DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)), do not exceed 0.59% of average daily net assets of the Fund through November 28, 2013. Prior to November 28, 2012, DMC had contractually agreed to waive its management fees to the extent necessary to ensure that total annual expenses did not exceed 0.57% of average daily net assets of the Fund. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement apply only to expenses paid directly by the Fund. This waiver and reimbursement may only be terminated by agreement of the Manager and the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended January 31, 2013, the Fund was charged $ 11,706 for these services.

25

Notes to financial statements
Delaware Inflation Protected Bond Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

DSC is also the transfer agent and dividend disbursing agent of the Fund. The Fund pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares. Institutional Class shares pay no distribution and service expenses.

At January 31, 2013, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$102,355
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	10,106
Distribution fees payable to DDLP	115,527
Other expenses payable to DMC and affiliates*	23,779

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended January 31, 2013, the Fund was charged $6,641 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended January 31, 2013, DDLP earned $13,499 for commissions on sales of the Fund’s Class A shares. For the six months ended January 31, 2013, DDLP received gross CDSC commissions of $0, $123 and $1,434 on redemptions of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended January 31, 2013, the Fund made purchases of $ 57,697,490 and sales of $ 76,734,915 of investment securities other than U.S. government securities and short-term investments. For the six months ended January 31, 2013, the Fund made purchases of $ 518,364,936 and sales of $ 590,270,645 of long-term U.S. government securities.

26

At January 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2013, the cost of investments was $ 447,454,117. At January 31, 2013, net unrealized appreciation was $3,314,679, of which $6,586,090 related to aggregate unrealized appreciation of investments and $ 3,271,411 related to aggregate unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

27

Notes to financial statements
Delaware Inflation Protected Bond Fund

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of January 31, 2013:

Level 2
Agency, Asset- &
Mortgage-Backed Securities	$37,876,690
Corporate Debt	8,454,913
Foreign Debt	28,113,956
U.S. Treasury Obligations	342,328,237
Short-Term Investments	33,995,000
Total	$450,768,796

Foreign Currency
Exchange Contracts	$(72,403)

During the six months ended January 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended January 31, 2013 and the year ended July 31, 2012 was as follows:

	Six Months	Year
	Ended	Ended
	1/31/13*	7/31/12
Ordinary income	$29,663,004	$12,480,661
Long-term capital gain	8,798,062	11,617,883
Total	$38,461,066	$24,098,544

*Tax information for the six months ended January 31, 2013 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

28

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of January 31, 2013, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$420,650,333
Unrealized appreciation	2,851,005
Other temporary differences	(6,080,365)
Net assets	$417,420,973

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax deferral of losses on straddles, mark-to-market of future contracts, mark-to-market of foreign currency contracts, tax treatment of CDS contracts, tax treatment of U.S. Treasury Inflation-Indexed Securities deflationary adjustments, and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, market discount and premium on debt instruments, paydowns of mortgage- and asset-backed securities, dividends and distributions and tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended January 31, 2013, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment loss	$2,816,954
Accumulated net realized loss	3,504,671
Paid-in capital	(6,321,625)

29

Notes to financial statements
Delaware Inflation Protected Bond Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	1/31/13	7/31/12
Shares sold:
Class A	4,410,500	13,301,451
Class B	—	10,495
Class C	684,348	2,087,039
Institutional Class	4,355,098	8,935,907

Shares issued upon reinvestment of dividends and distributions:
Class A	1,576,996	959,928
Class B	5,717	4,328
Class C	652,371	364,852
Institutional Class	1,170,367	547,719
	12,855,397	26,211,719

Shares redeemed:
Class A	(10,441,763)	(8,551,910)
Class B	(28,401)	(40,364)
Class C	(1,482,814)	(2,317,692)
Institutional Class	(5,270,123)	(7,856,787)
	(17,223,101)	(18,766,753)
Net increase (decrease)	(4,367,704)	7,444,966

For the six months ended January 31, 2013 and the year ended July 31, 2012, 13,439 Class B shares were converted to 13,410 Class A shares valued at $141,157 and 19,473 Class B shares were converted to 19,424 Class A shares valued at $213,416, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular activities, if any, under the line of credit. The line of credit under the agreement expired on November 13, 2012.

30

On November 13, 2012, the Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit under the agreement expires on November 12, 2013. The Fund had no amounts outstanding as of January 31, 2013, or at any time during the period then ended.

8. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. The Fund posted $300,000 as cash collateral for foreign currency exchange contracts.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objectives. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the

31

Notes to financial statements
Delaware Inflation Protected Bond Fund

8. Derivatives (continued)

market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts — During the six months ended January 31, 2013, the Fund entered into options contracts in the normal course of pursuing its investment objectives. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. There were no transactions in options written during the six months ended January 31, 2013.

Swap Contracts — The Fund may enter into credit default swaps (CDS) contracts in the normal course of pursuing its investment objectives. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at

32

a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended January 31, 2013, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

CDS may involve greater risks than if the Fund had invested in the referenced obligation directly. CDS are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments. There were no swap contracts outstanding at January 31, 2013.

Fair values of derivative instruments as of January 31, 2013 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net		Statement of Net
	Assets Location	Fair Value	Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Liabilities net of receivables and other assets	$110,700	Liabilities net of receivables and other assets	$(183,103)

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Notes to financial statements
Delaware Inflation Protected Bond Fund

8. Derivatives (continued)

The effect of derivative instruments on the statement of operations for the six months ended January 31, 2013 was as follows:

			Change in
			Unrealized
			Appreciation
		Realized Loss	(Depreciation)
	Location of Gain (Loss) on	on Derivatives	on Derivatives
	Derivatives Recognized in	Recognized in	Recognized in
	Income	Income	Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(5,473,680)	$115,770
Interest rate contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(823,360)	(38,181)
Credit contracts (Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(3,640,826)	(541,773)
Total		$(9,937,866)	$(464,184)

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Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended January 31, 2013.

	Long		Short
	Derivative		Derivative
	Volume		Volume
Forward foreign currency contracts (average cost)	USD	3,176,273	USD	46,585,003
Futures contracts (average notional value)		15,962,416		1,901,911
Options contracts (average notional value)		28,534		—
Swap contracts buying or selling protection
(average notional value)*		2,642,598		—
	EUR	20,912,913	EUR	—

*Long represents buying protection and short represents selling protection.

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient

35

Notes to financial statements
Delaware Inflation Protected Bond Fund

9. Securities Lending (continued)

to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. During the six months ended January 31, 2013, the Fund had no securities out on loan.

10. Credit and Market Risk

The Fund primarily invests in inflation protected debt securities whose principal and/or interest payments are adjusted for inflation, unlike traditional debt securities that make fixed principal and interest payments. Under normal circumstances, the Fund will invest at least 80% of its net assets in inflation protected debt securities issued by the U.S. government, its agencies or instrumentalities, foreign governments and corporations, which may include synthetic investments such as options, forwards, futures contracts, or swap agreements that, when combined with non-inflation indexed bonds, have economic characteristics similar to inflation-indexed bonds.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

36

The Fund may invest up to 10% of its net assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of January 31, 2013, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the statement of net assets.

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Notes to financial statements
Delaware Inflation Protected Bond Fund

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to January 31, 2013 that would require recognition or disclosure in the Fund’s financial statements.

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Other Fund information
(Unaudited)
Delaware Inflation Protected Bond Fund

Board consideration of Delaware Inflation Protected Bond Fund investment advisory agreement

At a meeting held on August 21–23, 2012 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware Inflation Protected Bond Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided in May 2012 and included independent historical and comparative reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities in certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry distinctions. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed

39

Other Fund information
(Unaudited)
Delaware Inflation Protected Bond Fund

Board consideration of Delaware Inflation Protected Bond Fund investment advisory agreement (continued)

to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. The Board noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments® fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and ten-year periods, as applicable, ended March 31, 2012. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional Treasury Inflation-Protected Securities (“TIPS”) funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one- and three-year periods was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the five-year period was in the second quartile. The Board was satisfied with performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account

40

any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflects recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. The Board also noted that the Fund’s assets exceeded the first breakpoint level. The Board believed that, given the extent to which economics of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Fund and its shareholders.

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About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Brookline, MA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing
Director
Anthony Knerr &
Associates
New York, NY

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL

Thomas K. Whitford
Vice Chairman
PNC Financial Service Group
Pittsburgh, PA

Janet L. Yeomans
Former Vice President and
Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Inflation Protected Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

42

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)  (1) Code of Ethics

     Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP® GOVERNMENT FUND

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	April 4, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	April 4, 2013

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	April 4, 2013